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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21460

                       Pioneer Series Trust II
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Bond Fund

 Schedule of Investments 9/30/2013

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 CONVERTIBLE CORPORATE BONDS - 0.9%

 Health Care Equipment & Services - 0.6%

 Health Care Services - 0.1%

 766,000

 B+/B2

 Omnicare, Inc., 3.25%, 12/15/35

 $

 813,875

 Managed Health Care - 0.5%

 5,725,000

 A-/NR

 WellPoint, Inc., 2.75%, 10/15/42 (144A)

 $

 7,288,641

 Total Health Care Equipment & Services

 $

 8,102,516

 Semiconductors & Semiconductor Equipment - 0.3%

 Semiconductors - 0.3%

 4,725,000

 A-/NR

 Intel Corp., 2.95%, 12/15/35

 $

 5,114,812

 Total Semiconductors & Semiconductor Equipment

 $

 5,114,812

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $11,204,141)

 $

 13,217,328

 PREFERRED STOCKS - 2.3%

 Banks - 0.8%

 Diversified Banks - 0.5%

 64,000

 6.50

 A-/Baa1

 US Bancorp, Floating Rate Note (Perpetual)

 $

 1,663,360

 235,000

 6.00

 A-/Baa1

 US Bancorp, Floating Rate Note (Perpetual)

 6,330,900

 $

 7,994,260

 Regional Banks - 0.3%

 85,000

 BBB/Baa2

 BB&T Corp., 5.625% (Perpetual)

 $

 1,748,450

 28,000

 6.25

 A-/NR

 CoBank ACB, Floating Rate Note (Perpetual) (144A)

 2,674,876

 $

 4,423,326

 Total Banks

 $

 12,417,586

 Diversified Financials - 0.6%

 Other Diversified Financial Services - 0.6%

 116,000

 7.88

 BB/Ba2

 Citigroup Capital XIII, Floating Rate Note, 10/30/40

 $

 3,186,520

 197,000

 7.12

 BB/B1

 Citigroup, Inc., Floating Rate Note, 12/31/99 (Perpetual)

 4,974,250

 $

 8,160,770

 Total Diversified Financials

 $

 8,160,770

 Insurance - 0.7%

 Life & Health Insurance - 0.3%

 153,800

 7.38

 BBB-/WR

 Delphi Financial Group, Inc., Floating Rate Note, 5/15/37

 $

 3,845,000

 Property & Casualty Insurance - 0.3%

 50,000

 5.95

 BBB-/Ba1

 Aspen Insurance Holdings, Ltd., Floating Rate Note (Perpetual)

 $

 1,186,500

 147,475

 5.10

 BBB/Baa1

 The Allstate Corp., Floating Rate Note, 1/15/53

 3,421,420

 $

 4,607,920

 Reinsurance - 0.1%

 1,250,000

 0.00

 NR/NR

 Altair Re, Floating Rate Note, 4/30/16 (Cat Bond)

 $

 1,298,625

 Total Insurance

 $

 9,751,545

 Utilities - 0.2%

 Electric Utilities - 0.2%

 164,000

 BB+/Ba1

 PPL Capital Funding, Inc., 5.9%, 4/30/73

 $

 3,496,480

 Total Utilities

 $

 3,496,480

 TOTAL PREFERRED STOCKS

 (Cost $34,732,962)

 $

 33,826,381

 CONVERTIBLE PREFERRED STOCKS - 0.5%

 Banks - 0.5%

 Diversified Banks - 0.5%

 5,610

 BBB+/Ba1

 Wells Fargo & Co., 7.5% (Perpetual)

 $

 6,381,431

 Total Banks

 $

 6,381,431

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $5,839,986)

 $

 6,381,431

 ASSET BACKED SECURITIES - 8.6%

 621,142

 0.36

 BB+/Ba3

 ACE Securities Corp. Home Equity Loan Trust Series 2006-ASAP2, Floating Rate Note, 3/25/36

 $

 600,254

 710,432

 6.50

 BB+/Baa2

 ACE Securities Corp. Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)

 711,892

 1,263,361

 6.50

 BBB+/A2

 ACE Securities Corp. Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)

 1,315,368

 1,829,687

 0.45

 BB+/Baa3

 Aegis Asset Backed Securities Trust 2005-5, Floating Rate Note, 12/25/35

 1,691,945

 1,400,000

 1.05

 AAA/Aaa

 Ally Master Owner Trust, Floating Rate Note, 1/15/16

 1,402,162

 428,000

 BBB/NR

 American Credit Acceptance Receivables Trust 2012-2, 4.05%, 2/15/18 (144A)

 435,636

 1,380,192

 A+/NR

 American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (144A)

 1,379,081

 500,000

 NR/Aa1

 AmeriCredit Automobile Receivables Trust 2004-D-F, 4.04%, 7/10/17

 521,902

 800,000

 A+/NR

 AmeriCredit Automobile Receivables Trust 2013-1, 1.57%, 1/8/19

 782,833

 6,500

 0.85

 AA+/A3

 Asset Backed Securities Corp. Home Equity, Floating Rate Note, 4/25/35

 6,497

 1,462,628

 AAA/Aaa

 Bayview Financial Mortgage Pass-Through Trust 2006-A, 5.865%, 2/28/41 (Step)

 1,541,500

 1,486,142

 0.63

 AA/Aa2

 Bayview Financial Mortgage Pass-Through Trust Series 2005-B, Floating Rate Note, 4/28/39

 1,453,811

 1,598,377

 3.47

 NR/NR

 Bayview Opportunity Master Fund IIa Trust 2012-4NPL, Floating Rate Note, 7/28/32 (144A)

 1,600,423

 753,026

 NR/A1

 BCMSC Trust 1998-A, 6.65%, 4/15/28

 770,536

 270,760

 A/NR

 Beacon Container Finance LLC, 3.72%, 9/20/27 (144A)

 271,836

 2,481,291

 0.68

 A+/Ba3

 Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35

 2,410,639

 1,438,583

 0.67

 A+/NR

 Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36

 1,386,927

 1,329,917

 NR/Aa3

 California Republic Auto Receivables Trust 2012-1, 1.18%, 8/15/17 (144A)

 1,327,839

 1,900,000

 A/A1

 Capital Auto Receivables Asset Trust/ Ally, 1.74%, 10/22/18

 1,869,568

 310,276

 0.91

 AA/A3

 Carrington Mortgage Loan Trust Series 2005-NC1, Floating Rate Note, 2/25/35

 308,031

 165,560

 0.58

 AA+/A1

 Carrington Mortgage Loan Trust Series 2005-NC4, Floating Rate Note, 9/25/35

 162,667

 400,000

 1.33

 NR/Aa2

 Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)

 398,486

 2,195,436

 BB-/B1

 Citicorp Residential Mortgage Trust Series 2006-1, 5.939%, 7/25/36 (Step)

 2,189,664

 347,932

 B+/B2

 Citicorp Residential Mortgage Trust Series 2006-2, 5.775%, 9/25/36 (Step)

 353,912

 2,380,087

 B-/B1

 Citicorp Residential Mortgage Trust Series 2006-3, 5.703%, 11/25/36 (Step)

 2,374,529

 1,512,095

 B-/B2

 Citicorp Residential Mortgage Trust Series 2007-1, 5.892%, 3/25/37 (Step)

 1,487,895

 330,390

 0.45

 AA+/A1

 Citigroup Mortgage Loan Trust 2006-HE1, Floating Rate Note, 1/25/36

 326,050

 3,894,570

 BBB-/NR

 CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)

 3,882,688

 1,251,036

 0.88

 BBB-/Ba1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/34

 1,241,108

 1,935,480

 5.07

 BB+/Ba3

 Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/36

 2,007,540

 700,000

 NR/Ba2

 Credit-Based Asset Servicing and Securitization LLC, 5.708%, 10/25/36 (Step) (144A)

 675,390

 728,038

 0.88

 AA+/Baa3

 Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 5/25/50 (144A)

 721,768

 1,665,000

 A/NR

 Cronos Containers Program, Ltd., 3.81%, 9/18/27 (144A)

 1,680,724

 3,959,853

 BBB+/Baa1

 Domino's Pizza Master Issuer LLC, 5.216%, 1/25/42 (144A)

 4,252,363

 436,851

 BBB/Baa2

 Drug Royalty II LP 1, 4.474%, 1/15/25 (144A)

 439,035

 262,110

 4.27

 BBB/Baa2

 Drug Royalty II LP 1, Floating Rate Note, 1/15/25 (144A)

 266,042

 1,400,000

 AA+/NR

 DT Auto Owner Trust 2011-1, 4.89%, 1/17/17 (144A)

 1,415,914

 729,811

 AA+/NR

 DT Auto Owner Trust 2012-1, 2.26%, 10/16/17 (144A)

 730,643

 74,564

 1.18

 BBB/Baa1

 Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/26/37 (144A)

 74,553

 49,958

 0.98

 BBB/Baa1

 Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/27/37 (144A)

 49,767

 149,878

 0.72

 AAA/NR

 First Franklin Mortgage Loan Trust 2004-FF10, Floating Rate Note, 9/25/34

 149,446

 826,718

 AAA/NR

 First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)

 831,655

 1,200,000

 A/NR

 First Investors Auto Owner Trust 2013-1, 2.02%, 1/15/19 (144A)

 1,175,848

 3,358,291

 0.58

 AA+/Aa2

 First NLC Trust 2005-2, Floating Rate Note, 9/25/35

 3,271,714

 2,599,330

 A/NR

 FRS I LLC, 3.08%, 4/15/43 (144A)

 2,563,521

 1,659,000

 0.62

 NR/Aaa

 GE Dealer Floorplan Master Note Trust, Floating Rate Note, 10/20/17

 1,660,861

 883,333

 A/NR

 Global SC Finance II SRL, 4.11%, 7/19/27 (144A)

 897,986

 1,495,392

 0.43

 B+/B3

 GSAA Home Equity Trust 2005-11, Floating Rate Note, 10/25/35

 1,490,130

 958,014

 0.93

 AA+/Ba1

 GSAMP Trust 2005-HE1, Floating Rate Note, 12/25/34

 941,338

 274,466

 0.82

 A/Baa3

 GSAMP Trust 2005-HE2, Floating Rate Note, 3/25/35

 271,753

 1,764,632

 1.53

 BBB+/Baa3

 GSRPM Mortgage Loan Trust 2003-2, Floating Rate Note, 6/25/33

 1,670,748

 1,218,809

 0.48

 A+/Baa3

 GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)

 1,125,992

 515,145

 NR/A2

 Hercules Capital Funding Trust 2012-1, 3.32%, 12/16/17 (144A)

 517,720

 1,150,000

 A/NR

 HLSS Servicer Advance Receivables Backed Notes, 1.644%, 1/15/44 (144A)

 1,149,655

 1,620,000

 AA/NR

 HLSS Servicer Advance Receivables Backed Notes, 1.744%, 1/16/46 (144A)

 1,604,286

 800,000

 BBB/NR

 HLSS Servicer Advance Receivables Backed Notes, 2.487%, 1/15/44 (144A)

 801,040

 750,000

 A/NR

 HLSS Servicer Advance Receivables Backed Notes, 3.22%, 10/15/43 (144A)

 750,975

 224,000

 A/NR

 HLSS Servicer Advance Receivables Backed Notes, 3.96%, 10/15/45 (144A)

 231,974

 376,799

 0.59

 AAA/Aaa

 Home Equity Asset Trust 2005-5, Floating Rate Note, 11/25/35

 375,390

 502,929

 0.56

 A+/A2

 Home Equity Asset Trust 2005-7, Floating Rate Note, 1/25/36

 480,497

 3,048,000

 NR/A2

 Horizon Funding Trust 2013-1, 3.0%, 5/15/18 (144A)

 3,046,095

 1,789,185

 1.38

 A+/Aa2

 HSBC Home Equity Loan Trust USA 2007-3, Floating Rate Note, 11/20/36

 1,780,860

 1,342,315

 BBB/NR

 Icon Brands Holdings LLC, 4.229%, 1/25/43 (144A)

 1,339,047

 1,047,999

 NR/Baa1

 Irwin Home Equity Loan Trust 2005-1, 5.32%, 6/25/35 (Step)

 1,021,594

 530,114

 0.88

 AA+/A2

 Irwin Whole Loan Home Equity Trust 2005-C, Floating Rate Note, 3/25/25

 484,598

 822,667

 NR/Aaa

 JG Wentworth XXII LLC, 3.82%, 12/15/48 (144A)

 861,797

 135,121

 0.42

 AA+/A1

 JP Morgan Mortgage Acquisition Corp 2005-OPT2, Floating Rate Note, 12/25/35

 134,743

 1,326,000

 NR/Aaa

 Leaf Receivables Funding 8 LLC, 1.55%, 11/15/17 (144A)

 1,327,671

 2,203,000

 NR/Aa2

 Leaf Receivables Funding 8 LLC, 1.92%, 9/15/20 (144A)

 2,203,000

 345,132

 BBB+/Baa1

 Lehman ABS Manufactured Housing Contract Trust 2001-B, 5.873%, 4/15/40

 367,835

 1,876,925

 2.43

 A+/Baa1

 Madison Avenue Manufactured Housing Contract Trust 2002-A, Floating Rate Note, 3/25/32

 1,876,015

 792,325

 A/NR

 Mid-State Capital Trust 2010-1, 5.25%, 12/15/45 (144A)

 823,284

 490,617

 0.33

 B-/Caa2

 Nationstar Home Equity Loan Trust 2007-A, Floating Rate Note, 3/25/37

 457,189

 1,087,000

 AAA/NR

 Nationstar Mortgage Advance Receivables Trust 2013-T2, 1.679%, 6/20/46 (144A)

 1,085,445

 908,073

 0.53

 AAA/Aaa

 New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35

 881,894

 681,109

 5.91

 AA/A3

 Origen Manufactured Housing Contract Trust 2004-A, Floating Rate Note, 1/15/35

 725,835

 482,219

 5.46

 AAA/Aa3

 Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35

 499,843

 269,817

 NR/A2

 Oxford Finance Funding Trust 2012-1, 3.9%, 3/15/17 (144A)

 272,515

 526,376

 0.88

 AAA/Aaa

 PFS Financing Corp., Floating Rate Note, 10/17/16 (144A)

 528,331

 775,712

 1.68

 A/NR

 PFS Financing Corp., Floating Rate Note, 10/17/16 (144A)

 780,650

 800,000

 AA/NR

 Prestige Auto Receivables Trust 2011-1, 3.9%, 7/16/18 (144A)

 817,494

 1,493,372

 0.43

 B/Baa2

 RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)

 1,431,536

 474,178

 0.37

 A-/A2

 RAAC Series 2006-SP1 Trust, Floating Rate Note, 9/25/45

 465,122

 285,864

 0.37

 B+/B2

 RAMP Series 2006-NC1 Trust, Floating Rate Note, 1/25/36

 278,350

 174,294

 AA/NR

 Santander Drive Auto Receivables Trust 2010-1, 1.89%, 5/15/17 (144A)

 174,594

 1,350,000

 NR/Aaa

 Santander Drive Auto Receivables Trust 2011-2, 2.66%, 1/15/16

 1,357,838

 312,349

 AA-/NR

 Santander Drive Auto Receivables Trust 2011-S2, 3.35%, 6/15/17 (144A)

 313,692

 1,450,000

 AA/A1

 Santander Drive Auto Receivables Trust 2012-1, 3.78%, 11/15/17

 1,482,547

 850,000

 A/A1

 Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18

 855,353

 1,666,546

 A+/NR

 Sierra Timeshare 2012-2 Receivables Funding LLC, 2.38%, 3/20/29 (144A)

 1,678,392

 438,145

 A+/NR

 Sierra Timeshare 2012-3 Receivables Funding LLC, 1.87%, 8/20/29 (144A)

 438,258

 900,000

 1.02

 AAA/Aaa

 SLM Student Loan Trust 2004-10, Floating Rate Note, 4/27/26 (144A)

 898,938

 1,448,866

 AA/NR

 SNAAC Auto Receivables Trust 2013-1, 1.14%, 7/16/18 (144A)

 1,447,330

 1,400,000

 A/NR

 SNAAC Auto Receivables Trust, 3.11%, 6/15/17 (144A)

 1,412,215

 2,800,000

 A/NR

 Springleaf Funding Trust 2013-A, 2.58%, 9/15/21 (144A)

 2,785,614

 297,713

 A/NR

 STORE Master Funding LLC, 4.16%, 3/20/43 (144A)

 295,709

 2,064,351

 A/NR

 STORE Master Funding LLC, 5.77%, 8/20/42 (144A)

 2,110,366

 1,861,049

 0.38

 CCC/Ba3

 Structured Asset Investment Loan Trust 2006-1, Floating Rate Note, 1/25/36

 1,800,394

 3,467,417

 0.40

 B-/Baa3

 Structured Asset Securities Corp Mortgage Loan Trust 2006-GEL4, Floating Rate Note, 10/25/36 (144A)

 3,343,044

 448,210

 A+/Baa2

 Structured Asset Securities Corp., 4.77%, 10/25/34 (Step)

 456,769

 876,493

 A+/NR

 SVO 2012-A VOI Mortgage LLC, 2.0%, 9/20/29 (144A)

 872,166

 855,972

 1.12

 AA+/A1

 Terwin Mortgage Trust Series TMTS 2003-8HE, Floating Rate Note, 12/25/34

 824,187

 2,888,960

 AA-/A2

 Terwin Mortgage Trust Series TMTS 2005-16HE, 4.579%, 9/25/36 (Step)

 3,032,845

 944,167

 A-/NR

 Textainer Marine Containers, Ltd., 4.21%, 4/15/27 (144A)

 955,812

 1,663,164

 A/NR

 Trinity Rail Leasing LP, 2.266%, 1/15/43 (144A)

 1,634,603

 1,118,000

 A/NR

 Triton Container Finance LLC, 4.21%, 5/14/27 (144A)

 1,134,914

 202,641

 0.27

 NR/Aa1

 Wells Fargo Home Equity Asset-Backed Securities 2007-2 Trust, Floating Rate Note, 4/25/37

 201,786

 1,510,267

 A/NR

 Westgate Resorts 2012-2 LLC, 3.0%, 1/20/25 (144A)

 1,513,572

 1,547,767

 NR/NR

 Westgate Resorts 2012-A LLC, 2.25%, 8/20/25 (144A)

 1,538,578

 401,327

 A/NR

 Westgate Resorts LLC, 2.5%, 3/20/25 (144A)

 400,324

 TOTAL ASSET BACKED SECURITIES

 (Cost $123,844,109)

 $

 124,932,530

 COLLATERALIZED MORTGAGE OBLIGATIONS - 19.8%

 1,750,000

 NR/NR

 A10 Securitization 2013-1 LLC, 2.4%, 11/15/25 (144A)

 $

 1,741,621

 710,406

 0.63

 CCC/NR

 Alternative Loan Trust 2003-14T1, Floating Rate Note, 8/25/18

 672,738

 1,436,334

 BBB+/NR

 Alternative Loan Trust 2003-21T1, 5.75%, 12/25/33

 1,482,978

 627,513

 BB-/B2

 Alternative Loan Trust 2003-J1, 4.75%, 10/25/33

 640,541

 793,159

 CCC/B2

 Alternative Loan Trust 2004-28CB, 5.5%, 1/25/35

 806,578

 491,540

 BBB+/Ba3

 Alternative Loan Trust 2004-2CB, 5.125%, 3/25/34

 495,050

 692,787

 BB+/Ba2

 Alternative Loan Trust 2004-4CB, 4.25%, 4/25/34

 696,267

 3,714,858

 0.62

 A+/Baa3

 Alternative Loan Trust 2005-J4, Floating Rate Note, 7/25/35

 3,489,173

 835,279

 A+/Baa2

 Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33

 907,665

 1,721,602

 NR/Baa2

 Banc of America Alternative Loan Trust 2003-7, 5.5%, 9/25/33

 1,756,268

 1,019,621

 NR/B1

 Banc of America Alternative Loan Trust 2004-10, 5.5%, 11/25/19

 1,031,864

 1,126,922

 NR/Ba3

 Banc of America Alternative Loan Trust 2004-12, 5.5%, 1/25/20

 1,144,460

 1,334,337

 NR/B3

 Banc of America Alternative Loan Trust 2004-2, 5.5%, 3/25/19

 1,368,671

 1,748,905

 NR/Ba2

 Banc of America Alternative Loan Trust 2004-2, 6.0%, 3/25/34

 1,807,509

 935,604

 NR/B2

 Banc of America Alternative Loan Trust 2004-4, 5.25%, 5/25/34

 949,988

 1,635,379

 NR/Ba3

 Banc of America Alternative Loan Trust 2004-6, 5.0%, 7/25/19

 1,666,579

 1,065,172

 BBB+/NR

 Banc of America Funding 2003-3 Trust, 5.5%, 10/25/33

 1,119,427

 1,506,115

 CCC/NR

 Banc of America Funding 2005-8 Trust, 5.5%, 1/25/36

 1,480,278

 1,043,218

 0.31

 BB-/A

 Banc of America Funding 2010-R4 Trust, Floating Rate Note, 8/26/36 (144A)

 1,021,446

 90,031

 0.28

 AAA/NR

 Banc of America Funding 2010-R4 Trust, Floating Rate Note, 9/26/46 (144A)

 89,920

 400,000

 1.28

 A-/Aaa

 Banc of America Large Loan Trust 2007-BMB1, Floating Rate Note, 8/15/29 (144A)

 396,096

 1,408,138

 4.88

 AAA/NR

 Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 7/10/42

 1,431,496

 1,202,018

 2.77

 A-/NR

 Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33

 1,222,267

 721,288

 3.06

 NR/Baa3

 Banc of America Mortgage 2003-H Trust, Floating Rate Note, 9/25/33

 723,638

 944,664

 2.89

 NR/Ba2

 Banc of America Mortgage 2003-I Trust, Floating Rate Note, 10/25/33

 945,510

 306,618

 2.70

 AA+/NR

 Banc of America Mortgage 2004-E Trust, Floating Rate Note, 6/25/34

 307,290

 176,679

 3.12

 NR/Ba3

 Banc of America Mortgage 2004-L Trust, Floating Rate Note, 1/25/35

 172,604

 605,997

 5.08

 BBB+/NR

 Banc of America Mortgage 2005-H Trust, Floating Rate Note, 9/25/35

 601,428

 1,236,831

 A+/NR

 Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35

 1,268,906

 147,679

 BB+/NR

 Banc of America Mortgage Trust 2004-7, 4.5%, 8/25/19

 149,941

 1,242,804

 A+/NR

 Banc of America Mortgage Trust 2004-9, 5.5%, 11/25/34

 1,283,921

 7,635,124

 NR/Caa2

 Bayview Commercial Asset Trust, 3.547%, 9/25/37 (Step) (144A) (c)

 603,175

 11,317,038

 4.70

 NR/Caa2

 Bayview Commercial Asset Trust, Floating Rate Note, 7/25/37 (144A) (c)

 367,804

 877,385

 2.98

 NR/NR

 Bayview Opportunity Master Fund Trust IIB LP, Floating Rate Note, 1/28/33 (144A)

 872,998

 352,536

 2.61

 NR/NR

 BCAP LLC 2010-RR10 Trust, Floating Rate Note, 12/27/34 (144A)

 357,044

 3,565,163

 0.78

 A+/Ba3

 Bear Stearns ALT-A Trust 2004-4, Floating Rate Note, 6/25/34

 3,298,101

 1,201,794

 0.74

 AA+/Baa1

 Bear Stearns ALT-A Trust 2005-1, Floating Rate Note, 1/25/35

 1,168,842

 1,135,435

 2.34

 AA+/Baa2

 Bear Stearns ARM Trust 2003-5, Floating Rate Note, 8/25/33

 1,114,942

 817,780

 7.65

 BBB+/Aa3

 Bear Stearns Commercial Mortgage Securities Trust 2002-TOP6, Floating Rate Note, 10/15/36 (144A)

 836,086

 1,000,000

 5.21

 NR/Ba1

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41

 1,012,142

 2,078,770

 0.88

 AA+/Baa3

 Bella Vista Mortgage Trust 2004-1, Floating Rate Note, 11/20/34

 1,940,569

 160,267

 A+/Baa1

 Chase Mortgage Finance Trust Series 2003-S11, 5.0%, 10/25/33

 165,612

 877,424

 4.50

 A+/Ba1

 CHL Mortgage Pass-Through Trust 2003-56, Floating Rate Note, 12/25/33

 874,343

 760,172

 NR/Baa3

 CHL Mortgage Pass-Through Trust 2004-9, 5.25%, 6/25/34

 768,849

 488,274

 NR/B1

 Citicorp Mortgage Securities Trust Series 2006-1, 5.0%, 2/25/36

 503,322

 1,682,691

 0.35

 AA/Aaa

 Citigroup Commercial Mortgage Trust 2007-FL3A, Floating Rate Note, 4/15/22 (144A)

 1,663,956

 2,029,355

 1.19

 AA+/NR

 Citigroup Mortgage Loan Trust 2010-7, Floating Rate Note, 9/25/37 (144A)

 1,984,264

 1,987,950

 2.30

 BBB-/NR

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 8/25/34

 2,003,142

 1,000,000

 4.65

 AA-/A1

 City Center Trust 2011-CCHP, Floating Rate Note, 7/15/28 (144A)

 1,013,674

 677,352

 0.62

 BBB+/A2

 CNL Commercial Mortgage Loan Trust 2003-2, Floating Rate Note, 10/25/30 (144A)

 592,250

 1,710,359

 0.31

 AA-/A1

 COMM 2006-FL12 Mortgage Trust, Floating Rate Note, 12/15/20 (144A)

 1,690,905

 2,549,534

 0.36

 A+/A1

 COMM 2007-FL14 Mortgage Trust, Floating Rate Note, 6/15/22 (144A)

 2,513,086

 850,000

 NR/Aaa

 COMM 2012-CCRE2 Mortgage Trust, 3.147%, 8/15/45

 827,199

 450,000

 NR/Aaa

 COMM 2012-CCRE2 Mortgage Trust, 3.791%, 8/15/45

 446,325

 915,000

 AAA/Aaa

 COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/15/45

 884,478

 4,000,000

 NR/Aaa

 COMM 2012-LC4 Mortgage Trust, 4.063%, 12/10/44

 4,078,152

 1,900,000

 AAA/Aaa

 COMM 2013-LC6 Mortgage Trust, 2.941%, 1/10/46

 1,801,221

 3,931,042

 2.12

 AAA/NR

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 11/17/26 (144A)

 3,935,166

 730,702

 0.30

 AA/Aaa

 Credit Suisse First Boston Mortgage Securities Corp Series 2007-TFL1, Floating Rate Note, 2/15/22 (144A)

 725,856

 306,965

 B-/NR

 Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 6/25/33

 306,331

 617,148

 2.55

 BBB+/Ba1

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 11/25/33

 609,672

 423,690

 1.53

 AA+/A3

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/25/33

 422,817

 633,393

 2.59

 BBB+/B1

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/34

 631,745

 17,782

 1.68

 NR/WR

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/25/33

 17,777

 3,250,000

 6.45

 D/Caa2

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 9/15/34 (144A)

 3,270,196

 1,900,000

 5.58

 NR/Aa2

 DBUBS 2011-LC3 Mortgage Trust, Floating Rate Note, 8/10/44 (144A)

 2,071,017

 1,895,000

 1.48

 AA-/NR

 Del Coronado Trust 2013-DEL, Floating Rate Note, 3/15/26 (144A)

 1,888,822

 427,951

 0.55

 AA+/Baa1

 DSLA Mortgage Loan Trust 2004-AR3, Floating Rate Note, 7/19/44

 386,038

 1,100,000

 1.28

 AA-/NR

 Extended Stay America Trust 2013-ESH, Floating Rate Note, 12/5/31 (144A)

 1,090,900

 5,400

 NR/NR

 Fannie Mae REMICS, 10.3%, 4/25/19

 6,154

 1,000,000

 NR/NR

 Fannie Mae REMICS, 4.5%, 6/25/29

 1,086,900

 413,322

 NR/NR

 Fannie Mae REMICS, 5.0%, 3/25/24

 416,441

 2,257,242

 NR/NR

 Fannie Mae REMICS, 5.0%, 7/25/33

 2,336,214

 182,278

 NR/NR

 Fannie Mae REMICS, 5.0%, 9/25/39

 186,488

 363,142

 5.67

 NR/Baa1

 First Horizon Mortgage Pass-Through Trust 2004-AR5, Floating Rate Note, 10/25/34

 359,481

 483,075

 2.66

 BB-/B1

 First Horizon Mortgage Pass-Through Trust 2005-AR1, Floating Rate Note, 4/25/35

 480,916

 1,306,670

 NR/NR

 Freddie Mac REMICS, 5.0%, 6/15/33

 1,336,228

 712,001

 NR/NR

 Freddie Mac REMICS, 5.0%, 6/15/34

 733,912

 850,000

 5.62

 NR/A3

 FREMF 2010-K7 Mortgage Trust, Floating Rate Note, 4/25/20 (144A)

 897,426

 600,000

 5.40

 A+/NR

 FREMF 2010-K8 Mortgage Trust, Floating Rate Note, 9/25/43 (144A)

 625,013

 890,000

 5.33

 NR/NR

 FREMF 2010-K9 Mortgage Trust, Floating Rate Note, 9/25/45 (144A)

 922,102

 1,500,000

 4.76

 NR/NR

 FREMF 2011-K10 Mortgage Trust, Floating Rate Note, 11/25/49 (144A)

 1,494,528

 1,750,000

 4.94

 NR/A3

 FREMF 2011-K702 Mortgage Trust, Floating Rate Note, 4/25/44 (144A)

 1,853,264

 1,250,000

 5.05

 NR/A3

 FREMF 2011-K703 Mortgage Trust, Floating Rate Note, 7/25/44 (144A)

 1,327,541

 1,250,000

 4.31

 NR/Baa2

 FREMF 2012-K705 Mortgage Trust, Floating Rate Note, 9/25/44 (144A)

 1,196,346

 900,000

 3.31

 A-/Baa2

 FREMF 2013-K502 Mortgage Trust, Floating Rate Note, 3/25/45 (144A)

 845,107

 650,000

 3.61

 NR/A2

 FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)

 672,734

 858,000

 3.95

 NR/NR

 FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)

 832,562

 5,000,000

 4.44

 A-/NR

 FREMF Mortgage Trust Class B, Floating Rate Note, 7/25/48 (144A)

 5,198,570

 1,649,365

 0.43

 AA/Aa3

 GE Business Loan Trust 2005-1, Floating Rate Note, 6/15/33 (144A)

 1,542,676

 824,891

 0.35

 A/Aa3

 GE Business Loan Trust 2007-1, Floating Rate Note, 4/16/35 (144A)

 741,300

 1,202,418

 NR/Aaa

 GE Capital Commercial Mortgage Corp., 4.893%, 3/10/40

 1,209,071

 399,974

 BB/Caa3

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32

 384,524

 800,000

 5.31

 A/Aaa

 GMAC Commercial Mortgage Securities Inc Series 2003-C3 Trust, Floating Rate Note, 4/10/40

 801,567

 3,375,000

 AAA/NR

 GMAC Commercial Mortgage Securities Inc Series 2004-C3 Trust, 4.864%, 12/10/41

 3,493,820

 1,445,993

 3.54

 AA/Baa3

 GMACM Mortgage Loan Trust 2003-AR1, Floating Rate Note, 10/19/33

 1,472,816

 1,913,563

 NR/NR

 Government National Mortgage Association, 3.0%, 4/20/41

 1,949,563

 375,000

 NR/NR

 Government National Mortgage Association, 4.973%, 4/16/42

 412,053

 687,249

 NR/NR

 Government National Mortgage Association, 5.25%, 8/16/35

 778,561

 41,494,199

 0.41

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 11/16/51 (c)

 1,303,374

 11,748,902

 1.03

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 2/16/53 (c)

 980,986

 8,120,572

 1.05

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 3/16/53 (c)

 654,006

 13,689,558

 1.10

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 8/16/52 (c)

 1,010,372

 12,694,023

 1.07

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 9/16/52 (c)

 1,095,913

 1,250,000

 NR/Aaa

 GS Mortgage Securities Corp. II, 3.377%, 5/10/45

 1,250,234

 1,000,000

 AA-/NR

 GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)

 940,903

 900,000

 NR/Aaa

 GS Mortgage Securities Corp. II, 5.56%, 11/10/39

 991,933

 1,550,000

 1.93

 NR/A3

 GS Mortgage Securities Corp. II, Floating Rate Note, 11/8/29 (144A)

 1,531,682

 700,000

 2.20

 AA/NR

 GS Mortgage Securities Corp. II, Floating Rate Note, 3/6/20 (144A)

 701,744

 1,635,976

 2.42

 A+/NR

 GSR Mortgage Loan Trust 2003-9, Floating Rate Note, 8/25/33

 1,628,670

 258,533

 5.71

 B/NR

 GSR Mortgage Loan Trust 2004-3F, Floating Rate Note, 2/25/34

 252,047

 1,562,119

 2.81

 A+/B1

 GSR Mortgage Loan Trust 2004-7, Floating Rate Note, 6/25/34

 1,520,326

 380,665

 2.96

 BBB+/NR

 GSR Mortgage Loan Trust 2005-AR1, Floating Rate Note, 1/25/35

 372,510

 2,854,384

 0.53

 AA+/Aa3

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 6/25/34

 2,734,950

 705,905

 0.90

 BBB/Baa2

 Impac CMB Trust Series 2004-5, Floating Rate Note, 10/25/34

 690,796

 520,885

 0.98

 BB+/Ba1

 Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34

 445,633

 954,631

 0.96

 BBB/Baa1

 Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34

 901,251

 2,650,051

 0.92

 BBB+/A3

 Impac CMB Trust Series 2004-7, Floating Rate Note, 11/25/34

 2,546,365

 810,355

 0.94

 B/Ba3

 Impac CMB Trust Series 2004-9, Floating Rate Note, 1/25/35

 705,043

 2,214,401

 0.98

 AAA/Aaa

 Impac Secured Assets CMN Owner Trust, Floating Rate Note, 11/25/34

 2,046,573

 560,958

 0.53

 AAA/Aaa

 Impac Secured Assets Trust 2006-2, Floating Rate Note, 8/25/36

 539,427

 1,333,354

 0.38

 BB+/Baa2

 Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36

 1,206,376

 454,862

 2.69

 NR/NR

 Jefferies & Co., Inc., Floating Rate Note, 5/26/37 (144A)

 457,084

 2,800,000

 2.55

 A/A2

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 10/15/25 (144A)

 2,815,042

 1,100,000

 0.34

 AA/Aa3

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, Floating Rate Note, 5/15/47

 1,098,154

 1,600,000

 AAA/NR

 JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2, 3.616%, 11/15/43 (144A)

 1,686,302

 1,350,000

 NR/Aaa

 JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5, 4.171%, 8/15/46

 1,421,761

 671,254

 2.08

 AAA/Aaa

 JP Morgan Chase Commercial Mortgage Securities Trust 2011-FL1, Floating Rate Note, 11/15/28 (144A)

 677,877

 900,000

 3.98

 AA/NR

 JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8, Floating Rate Note, 10/15/45 (144A)

 873,981

 1,368,000

 3.03

 AA-/NR

 JP Morgan Chase Commercial Mortgage Securities Trust 2013-ALC, Floating Rate Note, 7/17/26 (144A)

 1,372,219

 1,500,000

 1.98

 A-/NR

 JP Morgan Chase Commercial Mortgage Securities Trust 2013-FL3, Floating Rate Note, 4/15/28 (144A)

 1,475,886

 1,460,689

 2.05

 A+/Baa1

 JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33

 1,475,492

 1,138,109

 2.49

 A+/Baa1

 JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33

 1,141,478

 2,252,920

 2.52

 AA+/Baa3

 JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34

 2,295,769

 1,015,685

 4.75

 AA+/Baa1

 JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34

 1,011,375

 277,531

 2.84

 A+/NR

 JP Morgan Mortgage Trust 2004-A2, Floating Rate Note, 5/25/34

 276,606

 1,307,165

 2.58

 AA+/Baa2

 JP Morgan Mortgage Trust 2004-A5, Floating Rate Note, 12/25/34

 1,315,610

 1,280,806

 B+/Baa3

 JP Morgan Mortgage Trust 2004-S1, 5.0%, 9/25/34

 1,319,793

 2,125,505

 B-/Ba2

 JP Morgan Mortgage Trust 2004-S1, 6.0%, 9/25/34

 2,187,253

 441,512

 2.35

 BBB+/Ba1

 JP Morgan Mortgage Trust 2005-A4, Floating Rate Note, 7/25/35

 437,716

 926,915

 3.50

 AAA/NR

 JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)

 911,799

 588,846

 3.00

 NR/NR

 La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)

 616,908

 1,175,214

 5.62

 BBB+/NR

 LB-UBS Commercial Mortgage Trust 2002-C4, Floating Rate Note, 10/15/35 (144A)

 1,186,435

 901,642

 AAA/Aaa

 LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31

 912,081

 1,322,390

 AAA/Aaa

 LB-UBS Commercial Mortgage Trust 2005-C3, 4.664%, 7/15/30

 1,330,699

 550,000

 1.08

 BBB+/Aa2

 Lehman Brothers Floating Rate Commercial Mortgage Trust 2007-LLF C5, Floating Rate Note, 6/15/22 (144A)

 549,174

 41,938

 1.03

 AAA/Aaa

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A2, Floating Rate Note, 10/25/37 (144A)

 41,828

 377,503

 1.13

 A+/Aa1

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)

 374,654

 2,158,805

 0.43

 A+/Aa1

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)

 1,808,980

 616,757

 0.43

 A+/Aa3

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 9/25/30 (144A)

 550,034

 1,395,000

 5.52

 NR/A2

 LSTAR Commercial Mortgage Trust, Floating Rate Note, 6/25/43 (144A)

 1,468,292

 1,430,000

 1.28

 A+/B1

 MASTR Adjustable Rate Mortgages Trust 2004-11, Floating Rate Note, 11/25/34

 1,265,124

 1,141,898

 5.28

 B-/B3

 MASTR Adjustable Rate Mortgages Trust, Floating Rate Note, 1/25/35

 1,112,146

 1,079,894

 BB+/NR

 MASTR Alternative Loan Trust 2004-10, 5.5%, 10/25/19

 1,108,518

 119,111

 AAA/NR

 MASTR Alternative Loan Trust 2004-13, 4.5%, 1/25/15

 119,240

 303,687

 B+/NR

 MASTR Alternative Loan Trust 2004-13, 5.5%, 1/25/35

 310,329

 2,392,000

 B-/NR

 MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34

 2,455,754

 1,723,216

 A+/NR

 MASTR Alternative Loan Trust 2005-1, 5.5%, 2/25/35

 1,724,748

 952,148

 6.57

 A-/NR

 MASTR Seasoned Securitization Trust 2005-1, Floating Rate Note, 9/25/32

 996,516

 963,724

 0.62

 B+/Baa1

 Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000-TBC3, Floating Rate Note, 12/15/30

 931,525

 1,288,873

 0.64

 A+/Baa1

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A, Floating Rate Note, 4/25/29

 1,219,322

 318,583

 2.38

 BBB/B1

 Merrill Lynch Mortgage Investors Trust Series MLCC 2005-2, Floating Rate Note, 10/25/35

 317,778

 315,275

 2.53

 A+/NR

 Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2, Floating Rate Note, 2/25/35

 315,102

 173,941

 5.24

 AAA/NR

 Merrill Lynch Mortgage Trust Class A4, Floating Rate Note, 11/12/35

 173,765

 2,233,985

 AAA/NR

 Morgan Stanley Capital I Trust 2004-HQ4, 4.97%, 4/14/40

 2,282,548

 1,000,000

 BBB-/NR

 Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44

 1,080,829

 671,111

 0.28

 AA+/Aaa

 Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)

 663,083

 5,102,000

 0.31

 A+/Aa1

 Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)

 5,034,041

 3,701,755

 0.46

 A+/Baa2

 Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35

 3,476,292

 2,950,000

 NR/NR

 Morgan Stanley Re-REMIC Trust 2010-R9, 5.0%, 11/26/36 (144A)

 2,995,940

 3,060,564

 0.96

 AA+/Baa1

 MortgageIT Trust 2004-1, Floating Rate Note, 11/25/34

 2,896,667

 2,855,827

 1.38

 AAA/Aaa

 NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/25/29 (144A)

 2,852,960

 775,762

 0.43

 BB+/B2

 Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates 2005-5, Floating Rate Note, 12/25/35

 751,102

 366,821

 NR/Baa3

 ORES NPL LLC, 4.0%, 9/25/44 (144A)

 366,135

 658,568

 NR/A2

 PHH Mortgage Capital LLC, 6.6%, 12/25/27 (Step) (144A)

 674,069

 509,302

 BB+/Caa1

 RAAC Series 2004-SP2 Trust, 6.0%, 1/25/32

 519,297

 699,469

 NR/Ba1

 RALI Series 2003-QS14 Trust, 5.0%, 7/25/18

 713,235

 2,886,674

 NR/B1

 RALI Series 2004-QS13 Trust, 5.0%, 9/25/19

 2,963,500

 1,149,058

 NR/B3

 RALI Series 2004-QS16 Trust, 5.5%, 12/25/34

 1,182,141

 1,634,395

 NR/Baa3

 RALI Series 2004-QS3 Trust, 5.0%, 3/25/19

 1,690,022

 683,550

 1.58

 B-/Ba3

 RESI Finance LP, Floating Rate Note, 9/10/35 (144A)

 609,939

 473,024

 B-/NR

 Residential Asset Securitization Trust 2004-A10, 5.5%, 2/25/35

 481,674

 661,585

 BBB/NR

 Residential Asset Securitization Trust 2004-A8, 5.25%, 11/25/34

 676,121

 1,668,729

 B/NR

 Residential Asset Securitization Trust 2004-A9, 5.75%, 12/25/34

 1,712,253

 1,415,957

 CCC/NR

 Residential Asset Securitization Trust 2005-A9, 5.5%, 7/25/35

 1,379,491

 1,152,174

 NR/B3

 RFMSI Series 2005-S5 Trust, 5.25%, 7/25/35

 1,162,704

 54,280

 NR/Baa3

 S2 Hospitality LLC, 4.5%, 4/15/25 (144A)

 54,280

 3,803,267

 5.71

 NR/C

 SASCO 2007-BHC1 Trust, Floating Rate Note, 12/18/49 (144A)

 483,091

 1,737,459

 2.65

 A+/B2

 SASCO Mortgage Pass-Through Certificates Series 2004-S4, Floating Rate Note, 12/25/34

 1,747,836

 3,418,302

 0.84

 AA+/Ba1

 Sequoia Mortgage Trust 2003-2, Floating Rate Note, 6/20/33

 3,429,005

 1,487,652

 0.80

 AA+/Baa3

 Sequoia Mortgage Trust 2003-5, Floating Rate Note, 9/20/33

 1,447,059

 1,250,967

 0.70

 AA/Baa3

 Sequoia Mortgage Trust 2004-12, Floating Rate Note, 1/20/35

 1,170,311

 1,486,978

 0.40

 BBB+/Ba3

 Sequoia Mortgage Trust 2005-2, Floating Rate Note, 3/20/35

 1,331,315

 809,007

 3.00

 AAA/NR

 Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43

 753,539

 876,592

 3.00

 NR/Aaa

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 827,191

 274,825

 NR/Baa3

 SMA Issuer I LLC, 3.5%, 8/20/25 (144A)

 275,268

 271,595

 BB+/Baa2

 Spirit Master Funding LLC, 5.74%, 3/20/25 (144A)

 265,640

 2,350,790

 2.22

 AAA/NR

 Springleaf Mortgage Loan Trust 2012-2, Floating Rate Note, 10/25/57 (144A)

 2,381,553

 750,000

 3.79

 A-/NR

 Springleaf Mortgage Loan Trust, Floating Rate Note, 6/25/58 (144A)

 708,886

 702,021

 2.44

 BBB-/B3

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 1/25/35

 675,175

 560,394

 5.28

 BBB+/Ba2

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 11/25/34

 554,578

 4,187,309

 0.86

 AA+/Baa1

 Structured Asset Mortgage Investments II Trust 2004-AR8, Floating Rate Note, 5/19/35

 4,016,776

 1,307,124

 0.92

 A+/Ba1

 Structured Asset Mortgage Investments Trust 2003-AR2, Floating Rate Note, 12/19/33

 1,217,228

 1,039,499

 2.66

 A+/Baa3

 Structured Asset Securities Corp. Mortgage Certificates Series 2003-31A, Floating Rate Note, 10/25/33

 1,046,701

 1,133,019

 0.83

 NR/NR

 Structured Asset Securities Corp. Reverse Mortgage Loan Trust 2002-RM1, Floating Rate Note, 10/25/37 (144A)

 1,111,775

 928,335

 2.74

 NR/Baa2

 Thornburg Mortgage Securities Trust 2003-3, Floating Rate Note, 6/25/43

 921,441

 3,822,551

 0.92

 BBB+/Baa3

 Thornburg Mortgage Securities Trust 2004-3, Floating Rate Note, 9/25/44

 3,663,078

 1,320,747

 0.76

 BBB+/Baa1

 Thornburg Mortgage Securities Trust 2004-4, Floating Rate Note, 12/25/44

 1,192,573

 775,202

 4.08

 AAA/Ba1

 Thornburg Mortgage Securities Trust Class II4A, Floating Rate Note, 3/25/44

 773,685

 4,470,000

 AAA/Aa1

 Timberstar Trust, 5.668%, 10/15/36 (144A)

 4,912,879

 1,435,000

 AA/Aa3

 Timberstar Trust, 5.747%, 10/15/36 (144A)

 1,567,238

 372,261

 NR/NR

 VOLT XV LLC, 3.222%, 5/27/53 (Step) (144A)

 365,188

 3,787,250

 AAA/Aaa

 Wachovia Bank Commercial Mortgage Trust Series 2004-C15, 4.803%, 10/15/41

 3,903,734

 187,317

 2.20

 NR/Ba3

 WaMu Mortgage Pass-Through Certificates Series 2002-AR2 Trust, Floating Rate Note, 2/27/34

 151,641

 2,803,990

 2.44

 A+/Baa1

 WaMu Mortgage Pass-Through Certificates Series 2003-AR6 Trust, Floating Rate Note, 6/25/33

 2,843,005

 1,136,354

 2.45

 BB+/Ba3

 WaMu Mortgage Pass-Through Certificates Series 2003-AR8 Trust, Floating Rate Note, 8/25/33

 1,035,460

 1,615,497

 2.55

 A+/Baa3

 WaMu Mortgage Pass-Through Certificates Series 2004-AR1 Trust, Floating Rate Note, 3/25/34

 1,604,741

 144,951

 2.42

 A+/Ba3

 WaMu Mortgage Pass-Through Certificates Series 2004-AR9 Trust, Floating Rate Note, 8/25/34

 143,975

 2,363,890

 2.50

 BBB/NR

 WaMu Mortgage Pass-Through Certificates Series 2005-AR3 Trust, Floating Rate Note, 3/25/35

 2,347,393

 175,381

 2.42

 B-/NR

 WaMu Mortgage Pass-Through Certificates Series 2005-AR7 Trust, Floating Rate Note, 8/25/35

 170,374

 3,990,062

 2.43

 BBB+/NR

 WaMu Mortgage Pass-Through Certificates, Floating Rate Note, 1/25/35

 4,038,462

 1,927,000

 NR/Aaa

 Wells Fargo Commercial Mortgage Trust 2012-LC5, 3.539%, 10/15/45

 1,868,483

 3,164,447

 NR/Aaa

 Wells Fargo Commercial Mortgage Trust, 3.349%, 11/15/43 (144A)

 3,303,062

 695,852

 2.51

 NR/WR

 Wells Fargo Mortgage Backed Securities 2003-B Trust, Floating Rate Note, 2/25/33

 693,377

 719,734

 4.34

 AA+/Baa1

 Wells Fargo Mortgage Backed Securities 2003-L Trust, Floating Rate Note, 11/25/33

 713,353

 360,571

 4.36

 A+/Baa1

 Wells Fargo Mortgage Backed Securities 2003-L Trust, Floating Rate Note, 11/25/33

 350,531

 433,989

 2.64

 AA+/Baa1

 Wells Fargo Mortgage Backed Securities 2004-V Trust, Floating Rate Note, 10/25/34

 441,585

 379,788

 AA+/Baa1

 Wells Fargo Mortgage Backed Securities 2006-16 Trust, 5.0%, 11/25/36

 391,991

 1,598,676

 4.96

 BBB+/Ba3

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 8/25/34

 1,631,247

 350,000

 5.39

 NR/A2

 WFRBS Commercial Mortgage Trust 2011-C2, Floating Rate Note, 2/15/44 (144A)

 367,674

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $289,728,024)

 $

 287,453,497

 CORPORATE BONDS - 37.6%

 Energy - 2.9%

 Oil & Gas Drilling - 0.1%

 1,025,000

 BBB+/Baa1

 Pride International, Inc., 6.875%, 8/15/20

 $

 1,221,564

 Oil & Gas Equipment & Services - 0.4%

 1,300,000

 A/A2

 Halliburton Co., 7.6%, 8/15/96 (144A)

 $

 1,743,524

 125,000

 BBB-/Baa2

 Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42

 119,682

 2,815,000

 BBB-/Baa2

 Weatherford International, Ltd. Bermuda, 9.625%, 3/1/19

 3,544,099

 $

 5,407,305

 Oil & Gas Exploration & Production - 0.7%

 1,800,000

 B/B2

 EP Energy LLC, 9.375%, 5/1/20

 $

 2,025,000

 901,000

 BBB/Baa1

 Marathon Oil Corp., 5.9%, 3/15/18

 1,035,811

 1,400,000

 BBB-/Ba1

 Newfield Exploration Co., 5.625%, 7/1/24

 1,354,500

 829,785

 A/Aa3

 Ras Laffan Liquefied Natural Gas Co., Ltd. III, 5.832%, 9/30/16 (144A)

 879,572

 1,000,000

 BBB/Baa2

 Rosneft Finance SA, 6.625%, 3/20/17 (144A)

 1,097,500

 2,080,000

 BBB/Baa2

 Rosneft Finance SA, 7.5%, 7/18/16 (144A)

 2,324,400

 1,000,000

 BBB/Baa2

 Rosneft Finance SA, 7.875%, 3/13/18 (144A)

 1,152,500

 $

 9,869,283

 Oil & Gas Refining & Marketing - 0.4%

 2,475,000

 BBB/Baa2

 Spectra Energy Capital LLC, 6.2%, 4/15/18

 $

 2,840,028

 2,890,000

 BBB/Baa2

 Valero Energy Corp., 9.375%, 3/15/19

 3,744,102

 $

 6,584,130

 Oil & Gas Storage & Transportation - 1.3%

 435,000

 BBB-/Baa2

 Boardwalk Pipelines LP, 5.5%, 2/1/17

 $

 477,419

 2,900,000

 BBB/Baa2

 DCP Midstream LLC, 9.75%, 3/15/19 (144A)

 3,694,580

 3,950,000

 5.85

 BB+/Baa3

 DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)

 3,614,250

 1,200,000

 3.28

 BB/Ba1

 Energy Transfer Partners LP, Floating Rate Note, 11/1/66

 1,078,500

 3,250,000

 BBB/Baa2

 Kinder Morgan Energy Partners LP, 5.95%, 2/15/18

 3,721,192

 1,500,000

 BBB/Baa2

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 1,753,954

 2,200,000

 BBB-/Baa3

 Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42

 2,296,815

 2,475,000

 BBB-/Baa3

 The Williams Companies, Inc., 7.75%, 6/15/31

 2,805,098

 $

 19,441,808

 Total Energy

 $

 42,524,090

 Materials - 1.8%

 Diversified Chemicals - 0.0% †

 980,000

 BBB/Baa2

 Eastman Chemical Co., 4.8%, 9/1/42

 $

 928,396

 Construction Materials - 0.3%

 3,328,000

 B+/NR

 Cemex Espana Luxembourg, 9.875%, 4/30/19 (144A)

 $

 3,727,360

 475,000

 BBB/Baa2

 Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)

 538,620

 $

 4,265,980

 Aluminum - 0.1%

 1,350,000

 BBB-/Ba1

 Alcoa, Inc., 6.15%, 8/15/20

 $

 1,408,348

 Diversified Metals & Mining - 0.7%

 900,000

 BB+/Baa3

 AngloGold Ashanti Holdings Plc, 5.125%, 8/1/22

 $

 758,669

 3,085,000

 BB+/Baa3

 AngloGold Ashanti Holdings Plc, 5.375%, 4/15/20

 2,755,938

 2,525,000

 BBB/Baa3

 Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23 (144A)

 2,327,934

 5,000,000

 BB+/Ba1

 Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20 (144A)

 4,041,795

 $

 9,884,336

 Gold - 0.1%

 1,650,000

 BBB+/Baa2

 Goldcorp, Inc., 3.7%, 3/15/23

 $

 1,505,460

 Steel - 0.6%

 500,000

 BB+/Ba1

 ArcelorMittal, 6.0%, 3/1/21

 $

 512,500

 3,900,000

 BB+/Ba1

 ArcelorMittal, 6.125%, 6/1/18

 4,134,000

 2,805,000

 BB+/Ba2

 Commercial Metals Co., 7.35%, 8/15/18

 3,043,425

 1,175,000

 BBB/Baa2

 Glencore Funding LLC, 4.125%, 5/30/23 (144A)

 1,086,954

 $

 8,776,879

 Total Materials

 $

 26,769,399

 Capital Goods - 1.9%

 Aerospace & Defense - 0.2%

 2,250,000

 BB/Ba2

 Bombardier, Inc., 4.25%, 1/15/16 (144A)

 $

 2,334,375

 Building Products - 0.4%

 825,000

 BBB-/Ba3

 Masco Corp., 5.95%, 3/15/22

 $

 864,188

 4,260,000

 BBB-/Ba3

 Masco Corp., 7.125%, 3/15/20

 4,803,150

 $

 5,667,338

 Industrial Conglomerates - 0.2%

 2,950,000

 BBB+/Baa2

 Tyco Electronics Group SA, 6.55%, 10/1/17

 $

 3,401,545

 Construction & Farm Machinery & Heavy Trucks - 0.3%

 3,200,000

 A/A3

 Cummins, Inc., 5.65%, 3/1/98

 $

 3,079,786

 910,000

 A/A3

 Cummins, Inc., 6.75%, 2/15/27

 1,060,215

 $

 4,140,001

 Industrial Machinery - 0.1%

 1,810,000

 BBB/Baa2

 Valmont Industries, Inc., 6.625%, 4/20/20

 $

 2,082,695

 Trading Companies & Distributors - 0.7%

 3,525,000

 BB+/NR

 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)

 $

 3,720,860

 5,660,000

 BBB/Baa2

 GATX Corp., 6.0%, 2/15/18

 6,291,169

 $

 10,012,029

 Total Capital Goods

 $

 27,637,983

 Transportation - 0.1%

 Airlines - 0.1%

 135,834

 BBB/Baa2

 Southwest Airlines Co., 7.67%, 1/2/14

 $

 137,290

 1,500,000

 BBB+/Ba1

 US Airways 2013-1 Class A Pass Through Trust, 3.95%, 11/15/25

 1,387,500

 $

 1,524,790

 Trucking - 0.0% †

 529,000

 BBB-/Baa2

 Asciano Finance, Ltd., 4.625%, 9/23/20 (144A)

 $

 529,235

 Total Transportation

 $

 2,054,025

 Automobiles & Components - 0.0% †

 Automobile Manufacturers - 0.0% †

 655,000

 BBB+/Baa1

 Hyundai Motor Manufacturing Czech s.r.o., 4.5%, 4/15/15 (144A)

 $

 683,201

 Total Automobiles & Components

 $

 683,201

 Consumer Durables & Apparel - 0.1%

 Home Furnishings - 0.1%

 800,000

 BBB/Ba1

 Mohawk Industries, Inc., 3.85%, 2/1/23

 $

 761,454

 Total Consumer Durables & Apparel

 $

 761,454

 Consumer Services - 0.9%

 Education Services - 0.9%

 525,000

 AA+/Aaa

 Amherst College, 3.794%, 11/1/42

 $

 450,676

 1,000,000

 NR/Aa2

 Bowdoin College, 4.693%, 7/1/12

 848,962

 1,100,000

 AAA/Aaa

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 1,291,171

 2,600,000

 AAA/NR

 President and Fellows of Harvard College, 2.3%, 10/1/23

 2,396,116

 3,095,000

 AAA/Aaa

 President and Fellows of Harvard College, 6.3%, 10/1/37

 3,513,685

 1,900,000

 A+/A1

 The George Washington University, 1.827%, 9/15/17

 1,858,924

 3,550,000

 AA-/Aa2

 Tufts University, 5.017%, 4/15/12

 3,347,678

 $

 13,707,212

 Total Consumer Services

 $

 13,707,212

 Retailing - 0.1%

 Internet Retail - 0.1%

 800,000

 BBB-/Ba1

 Expedia, Inc., 5.95%, 8/15/20

 $

 836,226

 Total Retailing

 $

 836,226

 Food & Staples Retailing - 0.2%

 Drug Retail - 0.2%

 718,228

 BBB+/Baa1

 CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)

 $

 764,144

 1,453,783

 BBB+/Baa1

 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)

 1,570,509

 $

 2,334,653

 Total Food & Staples Retailing

 $

 2,334,653

 Food, Beverage & Tobacco - 1.1%

 Distillers & Vintners - 0.1%

 1,500,000

 BBB-/Baa2

 Beam, Inc., 3.25%, 5/15/22

 $

 1,459,492

 Agricultural Products - 0.4%

 5,175,000

 BBB/Baa2

 Viterra, Inc., 5.95%, 8/1/20 (144A)

 $

 5,405,143

 Packaged Foods & Meats - 0.5%

 3,240,000

 BBB/Baa2

 Kraft Foods Group, Inc., 3.5%, 6/6/22

 $

 3,199,934

 3,725,000

 BBB-/Baa1

 Mondelez International, Inc., 6.5%, 2/9/40

 4,372,159

 $

 7,572,093

 Tobacco - 0.1%

 1,050,000

 BBB-/Baa2

 Lorillard Tobacco Co., 3.75%, 5/20/23

 $

 964,414

 Total Food, Beverage & Tobacco

 $

 15,401,142

 Household & Personal Products - 0.3%

 Personal Products - 0.3%

 3,720,000

 BBB-/Baa2

 Avon Products, Inc., 5.0%, 3/15/23

 $

 3,742,949

 Total Household & Personal Products

 $

 3,742,949

 Health Care Equipment & Services - 0.3%

 Health Care Services - 0.2%

 2,600,000

 AA-/Aa3

 Catholic Health Initiatives, 4.35%, 11/1/42

 $

 2,353,153

 Health Care Facilities - 0.1%

 2,400,000

 A-/A3

 NYU Hospitals Center, 4.428%, 7/1/42

 $

 1,978,922

 Total Health Care Equipment & Services

 $

 4,332,075

 Pharmaceuticals, Biotechnology & Life Sciences - 0.4%

 Life Sciences Tools & Services - 0.4%

 5,366,000

 BBB+/Baa2

 Agilent Technologies, Inc., 6.5%, 11/1/17

 $

 6,274,909

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 6,274,909

 Banks - 4.6%

 Diversified Banks - 2.3%

 3,515,000

 BBB/Baa3

 Barclays Bank Plc, 6.05%, 12/4/17 (144A)

 $

 3,904,441

 3,815,000

 NR/Baa2

 BBVA Bancomer SA Texas, 6.5%, 3/10/21 (144A)

 3,967,600

 3,435,000

 AA-/Aa2

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3.875%, 2/8/22

 3,439,187

 625,000

 A+/Aa3

 Export-Import Bank of Korea, 5.875%, 1/14/15

 662,051

 1,855,000

 A+/Aa3

 Industrial Bank of Korea, 7.125%, 4/23/14 (144A)

 1,916,983

 3,476,000

 BBB/Baa2

 Intesa Sanpaolo S.p.A., 3.625%, 8/12/15 (144A)

 3,527,931

 1,400,000

 BBB/Baa2

 Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)

 1,456,266

 3,000,000

 BBB/Baa2

 Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)

 3,270,900

 4,500,000

 A/Baa1

 Nordea Bank AB, 4.25%, 9/21/22 (144A)

 4,447,994

 1,473,684

 3.00

 A/NR

 SBP DPR Finance Co., Floating Rate Note, 3/15/17 (144A)

 1,469,242

 2,600,000

 4.50

 NR/Baa3

 Scotiabank Peru SA, Floating Rate Note, 12/13/27 (144A)

 2,262,000

 2,200,000

 A/A2

 Standard Chartered Bank, 6.4%, 9/26/17 (144A)

 2,508,286

 1,300,000

 A-/A3

 Standard Chartered Plc, 3.95%, 1/11/23 (144A)

 1,222,844

 $

 34,055,725

 Regional Banks - 2.0%

 1,190,000

 A-/NR

 CoBank ACB, 7.875%, 4/16/18 (144A)

 $

 1,451,835

 3,350,000

 A/A2

 HSBC Bank USA NA New York NY, 6.0%, 8/9/17

 3,798,833

 2,505,000

 A/A1

 Mellon Funding Corp., 5.5%, 11/15/18

 2,856,063

 1,435,000

 A-/A3

 PNC Bank NA, 6.0%, 12/7/17

 1,661,440

 4,080,000

 BBB-/Baa2

 Sovereign Bank, 8.75%, 5/30/18

 4,869,162

 1,025,000

 BBB/Baa1

 SunTrust Banks, Inc., 3.5%, 1/20/17

 1,083,912

 1,050,000

 6.75

 BBB/Baa3

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 1,081,500

 6,273,000

 4.48

 BBB/Baa3

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 6,241,635

 1,860,000

 4.85

 BBB/Baa3

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 1,599,600

 3,520,000

 A+/A1

 Wachovia Bank NA, 6.0%, 11/15/17

 4,057,152

 $

 28,701,132

 Thrifts & Mortgage Finance - 0.3%

 2,300,000

 BBB-/Baa2

 Astoria Financial Corp., 5.0%, 6/19/17

 $

 2,424,577

 2,000,000

 BBB/Baa2

 Santander Holdings USA, Inc. Pennsylvania, 3.0%, 9/24/15

 2,057,978

 $

 4,482,555

 Total Banks

 $

 67,239,412

 Diversified Financials - 6.9%

 Other Diversified Financial Services - 2.3%

 3,000,000

 BBB+/Baa2

 Alterra Finance LLC, 6.25%, 9/30/20

 $

 3,385,293

 500,000

 3.68

 BB/NR

 Atlas IX Capital, Ltd., Floating Rate Note, 1/17/19 (Cat Bond) (144A)

 500,100

 1,100,000

 BBB+/Baa3

 Bank of America Corp., 7.75%, 8/15/15

 1,219,049

 4,160,000

 A-/NR

 Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)

 3,852,717

 2,000,000

 5.95

 BB/B1

 Citigroup, Inc., Floating Rate Note (Perpetual)

 1,865,000

 4,860,000

 AA/A2

 General Electric Capital Corp., 5.3%, 2/11/21

 5,285,629

 1,800,000

 7.12

 AA-/Baa1

 General Electric Capital Corp., Floating Rate Note (Perpetual)

 1,957,500

 2,575,000

 A/A2

 JPMorgan Chase & Co., 6.0%, 1/15/18

 2,956,924

 4,840,000

 7.90

 BBB/Ba1

 JPMorgan Chase & Co., Floating Rate Note (Perpetual)

 5,251,400

 325,000

 5.15

 BBB/Ba1

 JPMorgan Chase & Co., Floating Rate Note, 12/29/49 (Perpetual)

 284,375

 5,025,000

 A-/NR

 KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)

 4,507,159

 1,250,000

 7.70

 BBB/NR

 Tiers Trust, Floating Rate Note, 10/15/97 (144A) (e)

 805,547

 1,500,000

 2.80

 BBB-/NR

 Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)

 1,529,100

 $

 33,399,793

 Specialized Finance - 0.8%

 3,200,000

 BBB+/Baa1

 BM&FBovespa SA, 5.5%, 7/16/20 (144A)

 $

 3,280,000

 5,205,000

 BBB-/WR

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 5,389,783

 1,475,000

 BBB+/Baa2

 LeasePlan Corp NV, 2.5%, 5/16/18 (144A)

 1,432,840

 2,000,000

 A+/A1

 National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/18

 2,290,034

 $

 12,392,657

 Consumer Finance - 0.5%

 925,000

 BB+/Ba1

 Banque PSA Finance SA, 5.75%, 4/4/21 (144A)

 $

 923,890

 1,465,000

 BBB/Baa1

 Capital One Bank USA NA, 8.8%, 7/15/19

 1,876,199

 790,000

 BBB+/A3

 Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)

 826,031

 3,155,000

 4.00

 BBB-/Ba1

 SLM Corp., Floating Rate Note, 7/25/14

 3,182,985

 $

 6,809,105

 Asset Management & Custody Banks - 0.7%

 1,400,000

 A/NR

 Blackstone Holdings Finance Co. LLC, 4.75%, 2/15/23 (144A)

 $

 1,465,992

 733,000

 A-/A3

 Eaton Vance Corp., 6.5%, 10/2/17

 845,093

 4,050,000

 BBB-/Baa3

 Janus Capital Group, Inc., 6.7%, 6/15/17

 4,525,725

 2,000,000

 A/A1

 The Bank of New York Mellon Corp., 4.95%, 3/15/15

 2,117,176

 1,250,000

 4.50

 BBB/Baa1

 The Bank of New York Mellon Corp., Floating Rate Note (Perpetual)

 1,081,250

 $

 10,035,236

 Investment Banking & Brokerage - 2.6%

 11,040,000

 4.00

 BB+/Ba2

 Goldman Sachs Capital II, Floating Rate Note, 12/1/49 (Perpetual)

 $

 8,059,200

 3,904,000

 BBB/Baa3

 Jefferies Group LLC, 6.875%, 4/15/21

 4,330,200

 2,730,000

 BBB/A3

 Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)

 2,965,353

 221,000

 A-/Baa2

 Merrill Lynch & Co., Inc., 5.0%, 2/3/14

 224,170

 4,350,000

 BBB+/Baa3

 Merrill Lynch & Co., Inc., 7.75%, 5/14/38

 5,386,266

 5,100,000

 BBB+/Baa2

 Morgan Stanley, 4.1%, 5/22/23

 4,756,862

 300,000

 BBB+/Baa2

 Morgan Stanley, 4.875%, 11/1/22

 300,158

 3,125,000

 A-/Baa1

 Morgan Stanley, 5.5%, 1/26/20

 3,458,012

 4,750,000

 NR/Baa3

 Scottrade Financial Services, Inc., 6.125%, 7/11/21 (144A)

 4,620,325

 2,000,000

 A-/A3

 The Goldman Sachs Group, Inc., 5.5%, 11/15/14

 2,102,552

 1,450,000

 BBB-/NR

 UBS AG, 7.625%, 8/17/22

 1,603,066

 $

 37,806,164

 Total Diversified Financials

 $

 100,442,955

 Insurance - 8.6%

 Life & Health Insurance - 2.1%

 1,850,000

 BBB+/WR

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 $

 2,180,484

 1,690,000

 A-/Baa1

 Lincoln National Corp., 8.75%, 7/1/19

 2,189,851

 3,380,000

 6.05

 BBB/Baa3

 Lincoln National Corp., Floating Rate Note, 4/20/67

 3,312,400

 4,200,000

 BBB/Baa2

 MetLife, Inc., 10.75%, 8/1/39

 6,174,000

 4,250,000

 A-/Baa2

 Protective Life Corp., 7.375%, 10/15/19

 5,138,768

 1,090,000

 A/Baa1

 Prudential Financial, Inc., 4.5%, 11/16/21

 1,163,465

 2,140,000

 8.88

 BBB+/Baa2

 Prudential Financial, Inc., Floating Rate Note, 6/15/38

 2,589,400

 1,500,000

 5.62

 BBB+/Baa2

 Prudential Financial, Inc., Floating Rate Note, 6/15/43

 1,412,820

 1,800,000

 5.88

 BBB+/Baa2

 Prudential Financial, Inc., Floating Rate Note, 9/15/42

 1,764,000

 3,205,000

 AA-/Aa2

 Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)

 3,966,354

 1,080,000

 BBB/Baa2

 Unum Group, 5.75%, 8/15/42

 1,115,267

 $

 31,006,809

 Multi-line Insurance - 1.3%

 3,900,000

 BBB+/Baa2

 Assurant, Inc., 4.0%, 3/15/23

 $

 3,775,317

 2,335,000

 BBB/A3

 AXA SA, 8.6%, 12/15/30

 2,822,999

 1,800,000

 6.46

 BBB-/Baa1

 AXA SA, Floating Rate Note (Perpetual) (144A)

 1,795,500

 3,960,000

 BBB-/Baa3

 Genworth Holdings, Inc., 7.2%, 2/15/21

 4,563,136

 3,035,000

 BBB-/Baa2

 Liberty Mutual Group, Inc., 7.3%, 6/15/14 (144A)

 3,143,028

 2,650,000

 A+/A2

 Loews Corp., 5.25%, 3/15/16

 2,916,879

 $

 19,016,859

 Property & Casualty Insurance - 1.9%

 1,200,000

 BBB-/Baa3

 Fidelity National Financial, Inc., 5.5%, 9/1/22

 $

 1,264,963

 1,350,000

 NR/Baa3

 First American Financial Corp., 4.3%, 2/1/23

 1,306,664

 1,000,000

 BBB-/Baa2

 OneBeacon US Holdings, Inc., 4.6%, 11/9/22

 989,692

 3,800,000

 6.80

 BBB/Baa3

 QBE Capital Funding II LP, Floating Rate Note (Perpetual) (144A)

 3,829,708

 1,100,000

 A-/Baa1

 QBE Insurance Group, Ltd., 2.4%, 5/1/18 (144A)

 1,071,653

 3,600,000

 BBB/Baa3

 Sirius International Group, Ltd., 6.375%, 3/20/17 (144A)

 3,936,096

 5,455,000

 6.50

 BBB/Baa1

 The Allstate Corp., Floating Rate Note, 5/15/57

 5,564,100

 700,000

 BBB-/Baa3

 The Hanover Insurance Group, Inc., 7.5%, 3/1/20

 792,184

 1,952,000

 BBB-/Baa3

 The Hanover Insurance Group, Inc., 7.625%, 10/15/25

 2,348,596

 2,000,000

 A/A2

 The Travelers Companies, Inc., 6.25%, 6/15/37

 2,439,442

 5,005,000

 6.50

 BBB-/Ba1

 XL Group Plc, Floating Rate Note (Perpetual)

 4,792,288

 $

 28,335,386

 Reinsurance - 3.3%

 1,800,000

 6.38

 NR/NR

 Aquarius + Investments Plc for Swiss Reinsurance Co., Ltd., Floating Rate Note, 9/1/24

 $

 1,831,500

 250,000

 8.14

 BB-/NR

 Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)

 256,050

 500,000

 4.37

 BB+/NR

 Blue Danube II, Ltd., Floating Rate Note, 5/23/16 (Cat Bond) (144A)

 502,650

 250,000

 6.12

 BB+/NR

 Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)

 259,525

 350,000

 2.50

 BB+/NR

 Bosphorus 1 Re, Ltd., Floating Rate Note, 5/3/16 (Cat Bond) (144A)

 348,775

 1,250,000

 5.25

 BB-/NR

 Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)

 1,262,625

 1,100,000

 6.85

 NR/NR

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 1,123,320

 1,000,000

 4.50

 NR/Baa1

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 1,029,900

 300,000

 9.00

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 311,700

 950,000

 10.25

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 997,975

 250,000

 9.00

 BB/NR

 East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)

 273,325

 850,000

 6.65

 BB/NR

 East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)

 889,695

 250,000

 7.35

 BB-/NR

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/13/15 (Cat Bond) (144A)

 260,050

 500,000

 6.63

 BB-/NR

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 8/4/14 (Cat Bond) (144A)

 511,250

 650,000

 5.00

 BB+/NR

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 8/7/15 (Cat Bond) (144A)

 672,815

 1,050,000

 5.00

 BB+/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond)

 1,080,660

 1,100,000

 5.75

 BB/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/3/14 (Cat Bond) (144A)

 1,114,740

 900,000

 4.00

 BB+/NR

 Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)

 915,570

 2,400,000

 6.00

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 2,416,560

 1,000,000

 7.25

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 1,007,400

 1,200,000

 4.00

 BB/NR

 Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)

 1,221,000

 600,000

 6.00

 BB+/NR

 Longpoint Re, Ltd., Floating Rate Note, 6/12/15 (Cat Bond) (144A)

 635,160

 2,650,000

 BBB/NR

 Montpelier Re Holdings, Ltd., 4.7%, 10/15/22

 2,598,908

 650,000

 9.00

 BB/NR

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 686,335

 500,000

 8.61

 B+/NR

 Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)

 518,800

 250,000

 8.61

 NR/Ba3

 Mythen, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 268,625

 500,000

 8.11

 NR/Ba3

 Mythen, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 541,550

 950,000

 NR/NR

 Pangaea Re, 10/1/15 (Cat Bond) (d)

 995,286

 5,048,000

 BBB/NR

 Platinum Underwriters Finance, Inc., 7.5%, 6/1/17

 5,682,306

 750,000

 7.50

 BB-/NR

 Queen Street II Capital, Ltd., Floating Rate Note, 4/9/14 (Cat Bond) (144A)

 761,550

 500,000

 7.50

 BB-/NR

 Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 516,350

 250,000

 10.35

 B/NR

 Queen Street VI Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 261,825

 900,000

 8.60

 B/NR

 Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)

 926,910

 1,450,000

 6.75

 BBB-/Baa3

 Reinsurance Group of America, Inc., Floating Rate Note, 12/15/65

 1,435,500

 650,000

 9.00

 BB-/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 691,145

 725,000

 8.75

 B+/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 774,735

 2,800,000

 4.50

 BB+/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 2,877,840

 275,000

 10.00

 BB-/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 303,875

 800,000

 8.00

 BB/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 884,000

 250,000

 9.25

 B-/NR

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 257,875

 950,000

 3.50

 BB+/NR

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 943,635

 1,000,000

 4.00

 BB/NR

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 997,500

 2,110,000

 7.51

 BB+/Ba2

 Sirius International Group, Ltd., Floating Rate Note (Perpetual) (144A)

 2,168,839

 1,400,000

 9.35

 B/NR

 Successor X, Ltd. Class IV-E3, Floating Rate Note, 2/25/14 (Cat Bond) (144A)

 1,424,360

 250,000

 11.25

 B-/NR

 Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)

 259,050

 300,000

 8.50

 B+/NR

 Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)

 311,970

 500,000

 2.75

 BBB+/NR

 Vitality Re IV, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)

 508,750

 1,400,000

 5.88

 NR/NR

 Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)

 1,403,500

 $

 47,923,264

 Total Insurance

 $

 126,282,318

 Real Estate - 2.4%

 Diversified REIT's - 0.4%

 725,000

 BBB/Baa2

 Digital Realty Trust LP, 5.875%, 2/1/20

 $

 797,429

 1,050,000

 BBB/Baa2

 Goodman Funding Pty, Ltd., 6.0%, 3/22/22 (144A)

 1,132,488

 3,455,000

 BBB/Baa2

 Goodman Funding Pty, Ltd., 6.375%, 4/15/21 (144A)

 3,823,766

 $

 5,753,683

 Office REIT's - 0.7%

 1,093,000

 BBB-/Baa2

 Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23

 $

 1,026,479

 2,670,000

 BBB-/Baa2

 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22

 2,683,358

 900,000

 BBB-/Baa3

 BioMed Realty LP, 4.25%, 7/15/22

 873,140

 1,500,000

 BBB-/Baa3

 Corporate Office Properties LP, 3.6%, 5/15/23

 1,359,638

 2,100,000

 BBB/Baa2

 Highwoods Realty LP, 3.625%, 1/15/23

 1,951,536

 700,000

 BBB/Baa2

 Mack-Cali Realty LP, 4.5%, 4/18/22

 692,324

 2,550,000

 BBB/Baa2

 Piedmont Operating Partnership LP, 3.4%, 6/1/23

 2,319,439

 $

 10,905,914

 Retail REIT's - 0.3%

 575,000

 BBB-/Baa3

 DDR Corp., 4.625%, 7/15/22

 $

 585,454

 2,905,000

 BBB-/Baa3

 DDR Corp., 7.5%, 4/1/17

 3,393,487

 $

 3,978,941

 Specialized REIT's - 1.0%

 730,000

 BBB-/Baa3

 CubeSmart LP, 4.8%, 7/15/22

 $

 759,150

 2,425,000

 BBB-/Baa3

 Healthcare Realty Trust, Inc., 6.5%, 1/17/17

 2,721,185

 1,985,000

 BBB-/Baa2

 Hospitality Properties Trust, 5.0%, 8/15/22

 1,982,457

 4,175,000

 BBB-/Baa2

 Hospitality Properties Trust, 7.875%, 8/15/14

 4,282,314

 4,285,000

 BBB-/Baa3

 Senior Housing Properties Trust, 6.75%, 4/15/20

 4,690,627

 $

 14,435,733

 Total Real Estate

 $

 35,074,271

 Software & Services - 0.1%

 Data Processing & Outsourced Services - 0.0% †

 447,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

 $

 461,528

 Home Entertainment Software - 0.1%

 650,000

 BB+/Ba2

 Activision Blizzard, Inc., 6.125%, 9/15/23 (144A)

 $

 653,250

 Total Software & Services

 $

 1,114,778

 Technology Hardware & Equipment - 0.1%

 Computer Hardware - 0.1%

 2,100,000

 BB/Ba3

 NCR Corp., 4.625%, 2/15/21

 $

 1,968,750

 Total Technology Hardware & Equipment

 $

 1,968,750

 Semiconductors & Semiconductor Equipment - 0.3%

 Semiconductor Equipment - 0.3%

 3,100,000

 BBB/Baa1

 KLA-Tencor Corp., 6.9%, 5/1/18

 $

 3,651,251

 Total Semiconductors & Semiconductor Equipment

 $

 3,651,251

 Telecommunication Services - 1.7%

 Integrated Telecommunication Services - 1.3%

 1,955,000

 B/B3

 Cincinnati Bell, Inc., 8.25%, 10/15/17

 $

 2,037,110

 469,000

 B/B3

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 495,968

 3,355,000

 NR/A2

 GTP Acquisition Partners I LLC, 4.347%, 6/15/16 (144A)

 3,547,839

 794,729

 NR/NR

 GTP Cellular Sites LLC, 3.721%, 3/15/17 (144A)

 813,894

 3,950,000

 NR/A2

 GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)

 4,083,723

 2,750,000

 BBB/Baa2

 Telefonica Emisiones SAU, 6.221%, 7/3/17

 3,037,160

 1,500,000

 NR/NR

 Unison Ground Lease Funding LLC, 2.981%, 3/15/20 (144A)

 1,439,456

 3,460,000

 BBB+/Baa1

 Verizon Communications, Inc., 6.55%, 9/15/43

 3,906,122

 $

 19,361,272

 Wireless Telecommunication Services - 0.4%

 3,015,000

 NR/A2

 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)

 $

 3,199,425

 1,625,000

 NR/A2

 Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)

 1,837,977

 $

 5,037,402

 Total Telecommunication Services

 $

 24,398,674

 Utilities - 2.7%

 Electric Utilities - 1.7%

 980,000

 A-/A3

 Commonwealth Edison Co., 6.15%, 9/15/17

 $

 1,147,156

 629,226

 BBB-/Baa3

 Crockett Cogeneration LP, 5.869%, 3/30/25 (144A)

 675,288

 5,400,000

 5.25

 BBB+/A3

 Electricite de France SA, Floating Rate Note (Perpetual) (144A)

 5,107,860

 3,365,000

 BBB/Baa2

 Enel Finance International NV, 5.125%, 10/7/19 (144A)

 3,510,735

 2,320,000

 8.75

 NR/Ba1

 Enel S.p.A., Floating Rate Note, 9/24/73 (144A)

 2,361,487

 716,928

 BB/Baa3

 FPL Energy American Wind LLC, 6.639%, 6/20/23 (144A)

 702,781

 132,661

 B-/Ba2

 FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)

 115,415

 1,925,000

 BB+/Baa3

 Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)

 2,105,469

 610,000

 BB+/Baa3

 Israel Electric Corp., Ltd., 9.375%, 1/28/20 (144A)

 730,475

 910,000

 BBB+/A3

 Nevada Power Co., 6.5%, 8/1/18

 1,091,049

 776,150

 NR/WR

 Orcal Geothermal, Inc., 6.21%, 12/30/20 (144A)

 760,627

 2,690,000

 BBB/Baa3

 Public Service Co. of New Mexico, 7.95%, 5/15/18

 3,238,101

 2,200,000

 6.25

 BBB-/Baa2

 Southern California Edison Co., Floating Rate Note (Perpetual)

 2,266,000

 $

 23,812,443

 Gas Utilities - 0.2%

 2,297,071

 A+/A1

 Nakilat, Inc., 6.267%, 12/31/33 (144A)

 $

 2,434,895

 Multi-Utilities - 0.4%

 5,055,000

 BBB+/Baa1

 New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)

 $

 5,649,144

 319,858

 NR/NR

 Ormat Funding Corp., 8.25%, 12/30/20

 300,666

 $

 5,949,810

 Independent Power Producers & Energy Traders - 0.4%

 608,940

 BBB-/NR

 Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)

 $

 646,034

 2,105,000

 BBB-/Baa3

 Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)

 2,202,451

 1,016,000

 BB+/Ba1

 NSG Holdings LLC, 7.75%, 12/15/25 (144A)

 1,066,800

 2,336,778

 BBB-/Baa3

 Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)

 2,414,057

 $

 6,329,342

 Total Utilities

 $

 38,526,490

 TOTAL CORPORATE BONDS

 (Cost $513,309,438)

 $

 545,758,217

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 15.3%

 2,248,120

 AAA/Aaa

 Fannie Mae, 3.0%, 12/1/42

 $

 2,198,475

 23,548,010

 AAA/Aaa

 Fannie Mae, 3.0%, 8/1/42

 23,027,489

 7,404,853

 AAA/Aaa

 Fannie Mae, 3.0%, 9/1/42

 7,240,887

 364,313

 AAA/Aaa

 Fannie Mae, 3.5%, 11/1/42

 371,490

 968,738

 AAA/Aaa

 Fannie Mae, 3.5%, 12/1/42

 987,828

 966,473

 AAA/Aaa

 Fannie Mae, 3.5%, 12/1/42

 985,509

 3,750,000

 AAA/Aaa

 Fannie Mae, 3.5%, 7/1/43

 3,820,211

 932,730

 AAA/Aaa

 Fannie Mae, 4.0%, 1/1/42

 978,921

 916,470

 AAA/Aaa

 Fannie Mae, 4.0%, 1/1/42

 962,082

 1,436,229

 AAA/Aaa

 Fannie Mae, 4.0%, 12/1/40

 1,516,846

 3,317,759

 AAA/Aaa

 Fannie Mae, 4.0%, 12/1/41

 3,482,032

 68,143

 AAA/Aaa

 Fannie Mae, 4.0%, 12/1/42

 71,487

 1,720,888

 AAA/Aaa

 Fannie Mae, 4.0%, 2/1/43

 1,805,979

 2,495,846

 AAA/Aaa

 Fannie Mae, 4.0%, 4/1/39

 2,618,705

 1,208,941

 AAA/Aaa

 Fannie Mae, 4.0%, 4/1/42

 1,268,790

 765,433

 AAA/Aaa

 Fannie Mae, 4.0%, 4/1/42

 803,397

 1,425,023

 AAA/Aaa

 Fannie Mae, 4.0%, 5/1/41

 1,495,229

 1,704,125

 AAA/Aaa

 Fannie Mae, 4.0%, 6/1/42

 1,787,726

 59,885

 AAA/Aaa

 Fannie Mae, 4.0%, 7/1/18

 63,539

 507,521

 AAA/Aaa

 Fannie Mae, 4.0%, 7/1/42

 532,388

 14,225,579

 AAA/Aaa

 Fannie Mae, 4.5%, 1/1/42

 15,203,445

 525,230

 AAA/Aaa

 Fannie Mae, 4.5%, 10/1/35

 561,290

 355,749

 AAA/Aaa

 Fannie Mae, 4.5%, 10/1/35

 379,527

 689,029

 AAA/Aaa

 Fannie Mae, 4.5%, 11/1/20

 733,084

 1,103,185

 AAA/Aaa

 Fannie Mae, 4.5%, 11/1/40

 1,178,986

 1,791,388

 AAA/Aaa

 Fannie Mae, 4.5%, 12/1/41

 1,919,336

 1,425,413

 AAA/Aaa

 Fannie Mae, 4.5%, 2/1/41

 1,523,941

 220,626

 AAA/Aaa

 Fannie Mae, 4.5%, 5/1/41

 235,951

 3,100,813

 AAA/Aaa

 Fannie Mae, 4.5%, 7/1/41

 3,315,658

 2,670,934

 AAA/Aaa

 Fannie Mae, 4.5%, 7/1/41

 2,856,988

 1,946,790

 AAA/Aaa

 Fannie Mae, 4.5%, 8/1/40

 2,080,751

 617,193

 AAA/Aaa

 Fannie Mae, 5.0%, 1/1/20

 666,827

 676,761

 AAA/Aaa

 Fannie Mae, 5.0%, 10/1/20

 731,266

 24,378

 AAA/Aaa

 Fannie Mae, 5.0%, 12/1/17

 25,939

 98,612

 AAA/Aaa

 Fannie Mae, 5.0%, 2/1/20

 105,637

 36,100

 AAA/Aaa

 Fannie Mae, 5.0%, 2/1/22

 38,726

 473,990

 AAA/Aaa

 Fannie Mae, 5.0%, 2/1/22

 508,439

 776,833

 AAA/Aaa

 Fannie Mae, 5.0%, 5/1/23

 833,546

 1,620,257

 AAA/Aaa

 Fannie Mae, 5.0%, 6/1/40

 1,763,010

 1,591,106

 AAA/Aaa

 Fannie Mae, 5.0%, 6/1/40

 1,742,241

 2,660,571

 AAA/Aaa

 Fannie Mae, 5.0%, 7/1/40

 2,883,968

 1,377,847

 AAA/Aaa

 Fannie Mae, 5.0%, 7/1/40

 1,496,871

 2,040,481

 AAA/Aaa

 Fannie Mae, 5.0%, 7/1/40

 2,211,661

 1,773,934

 AAA/Aaa

 Fannie Mae, 5.0%, 8/1/40

 1,930,234

 365,294

 AAA/Aaa

 Fannie Mae, 5.5%, 12/1/17

 384,494

 172,429

 AAA/Aaa

 Fannie Mae, 5.5%, 2/1/18

 181,596

 363,784

 AAA/Aaa

 Fannie Mae, 5.5%, 3/1/25

 400,030

 624,387

 AAA/Aaa

 Fannie Mae, 5.5%, 3/1/36

 680,109

 572,406

 AAA/Aaa

 Fannie Mae, 5.5%, 5/1/36

 623,132

 81,171

 AAA/Aaa

 Fannie Mae, 5.5%, 6/1/33

 88,647

 595,658

 AAA/Aaa

 Fannie Mae, 5.5%, 6/1/36

 649,060

 85,362

 AAA/Aaa

 Fannie Mae, 5.5%, 7/1/23

 92,885

 247,823

 AAA/Aaa

 Fannie Mae, 5.5%, 7/1/33

 269,626

 1,545,847

 AAA/Aaa

 Fannie Mae, 5.5%, 7/1/34

 1,688,961

 123,485

 AAA/Aaa

 Fannie Mae, 5.5%, 9/1/17

 130,079

 533,336

 AAA/Aaa

 Fannie Mae, 5.5%, 9/1/19

 561,677

 1,408

 AAA/Aaa

 Fannie Mae, 6.0%, 1/1/29

 1,560

 7,246

 AAA/Aaa

 Fannie Mae, 6.0%, 1/1/32

 8,015

 116,886

 AAA/Aaa

 Fannie Mae, 6.0%, 10/1/32

 129,474

 34,264

 AAA/Aaa

 Fannie Mae, 6.0%, 10/1/34

 37,896

 476,214

 AAA/Aaa

 Fannie Mae, 6.0%, 10/1/35

 520,384

 50,264

 AAA/Aaa

 Fannie Mae, 6.0%, 11/1/33

 55,685

 25,734

 AAA/Aaa

 Fannie Mae, 6.0%, 11/1/34

 28,479

 836,894

 AAA/Aaa

 Fannie Mae, 6.0%, 12/1/35

 918,849

 46,995

 AAA/Aaa

 Fannie Mae, 6.0%, 2/1/32

 52,009

 31,012

 AAA/Aaa

 Fannie Mae, 6.0%, 2/1/33

 33,856

 8,966

 AAA/Aaa

 Fannie Mae, 6.0%, 2/1/35

 9,925

 23,010

 AAA/Aaa

 Fannie Mae, 6.0%, 2/1/35

 25,472

 12,979

 AAA/Aaa

 Fannie Mae, 6.0%, 3/1/32

 14,390

 172,657

 AAA/Aaa

 Fannie Mae, 6.0%, 3/1/33

 190,981

 20,418

 AAA/Aaa

 Fannie Mae, 6.0%, 3/1/33

 22,611

 197,740

 AAA/Aaa

 Fannie Mae, 6.0%, 4/1/33

 216,127

 442,796

 AAA/Aaa

 Fannie Mae, 6.0%, 4/1/35

 489,998

 173,915

 AAA/Aaa

 Fannie Mae, 6.0%, 5/1/35

 190,034

 34,540

 AAA/Aaa

 Fannie Mae, 6.0%, 6/1/16

 35,949

 640,854

 AAA/Aaa

 Fannie Mae, 6.0%, 6/1/38

 702,734

 273,025

 AAA/Aaa

 Fannie Mae, 6.0%, 7/1/33

 302,186

 667,534

 AAA/Aaa

 Fannie Mae, 6.0%, 7/1/33

 728,928

 151,895

 AAA/Aaa

 Fannie Mae, 6.0%, 7/1/38

 165,766

 9,227

 AAA/Aaa

 Fannie Mae, 6.0%, 8/1/32

 10,192

 314,807

 AAA/Aaa

 Fannie Mae, 6.0%, 8/1/34

 348,370

 2,147

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/29

 2,379

 1,077

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/32

 1,176

 46,334

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/34

 51,240

 126,684

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/34

 138,325

 22,949

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/34

 25,406

 352,204

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/34

 384,741

 475

 AAA/Aaa

 Fannie Mae, 6.5%, 1/1/15

 486

 4,206

 AAA/Aaa

 Fannie Mae, 6.5%, 1/1/31

 4,648

 15,102

 AAA/Aaa

 Fannie Mae, 6.5%, 10/1/31

 16,943

 126,395

 AAA/Aaa

 Fannie Mae, 6.5%, 10/1/32

 139,771

 394,555

 AAA/Aaa

 Fannie Mae, 6.5%, 11/1/37

 439,374

 145,960

 AAA/Aaa

 Fannie Mae, 6.5%, 12/1/31

 162,947

 8,012

 AAA/Aaa

 Fannie Mae, 6.5%, 2/1/32

 8,859

 28,584

 AAA/Aaa

 Fannie Mae, 6.5%, 2/1/33

 31,592

 85,878

 AAA/Aaa

 Fannie Mae, 6.5%, 3/1/32

 95,816

 4,080

 AAA/Aaa

 Fannie Mae, 6.5%, 4/1/31

 4,778

 23,232

 AAA/Aaa

 Fannie Mae, 6.5%, 5/1/31

 26,964

 104,735

 AAA/Aaa

 Fannie Mae, 6.5%, 6/1/31

 115,797

 10,054

 AAA/Aaa

 Fannie Mae, 6.5%, 7/1/29

 11,112

 47,873

 AAA/Aaa

 Fannie Mae, 6.5%, 7/1/34

 53,569

 9,860

 AAA/Aaa

 Fannie Mae, 6.5%, 8/1/31

 10,898

 18,675

 AAA/Aaa

 Fannie Mae, 6.5%, 9/1/31

 21,686

 14,730

 AAA/Aaa

 Fannie Mae, 6.5%, 9/1/31

 17,067

 35,068

 AAA/Aaa

 Fannie Mae, 7.0%, 1/1/32

 42,094

 853

 AAA/Aaa

 Fannie Mae, 7.0%, 12/1/30

 922

 9,035

 AAA/Aaa

 Fannie Mae, 7.0%, 12/1/30

 10,271

 27,599

 AAA/Aaa

 Fannie Mae, 7.0%, 12/1/31

 29,966

 14,714

 AAA/Aaa

 Fannie Mae, 7.0%, 4/1/31

 16,975

 7,361

 AAA/Aaa

 Fannie Mae, 7.0%, 7/1/21

 8,324

 22,437

 AAA/Aaa

 Fannie Mae, 7.0%, 9/1/31

 26,764

 10,686

 AAA/Aaa

 Fannie Mae, 7.0%, 9/1/31

 11,267

 1,880

 AAA/Aaa

 Fannie Mae, 7.5%, 4/1/30

 1,982

 1,236

 AAA/Aaa

 Fannie Mae, 7.5%, 8/1/20

 1,361

 781

 AAA/Aaa

 Fannie Mae, 8.0%, 10/1/30

 936

 3,333

 AAA/Aaa

 Fannie Mae, 8.0%, 2/1/29

 3,828

 10,923

 AAA/Aaa

 Fannie Mae, 8.0%, 3/1/31

 12,917

 2,069

 AAA/Aaa

 Fannie Mae, 8.0%, 4/1/20

 2,310

 731

 AAA/Aaa

 Fannie Mae, 8.0%, 4/1/30

 856

 385

 AAA/Aaa

 Fannie Mae, 8.0%, 5/1/31

 443

 584

 AAA/Aaa

 Fannie Mae, 8.0%, 7/1/30

 682

 694,442

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 10/1/20

 735,754

 369,592

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 3/1/20

 391,509

 1,841,015

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/20

 1,984,941

 877,437

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/38

 944,073

 34,081

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 11/1/34

 36,904

 51,251

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 12/1/21

 55,359

 794,628

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 6/1/35

 854,975

 827,836

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 890,705

 50,632

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34

 54,996

 260,738

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34

 283,342

 130,186

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/35

 140,959

 454,703

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 12/1/18

 479,196

 489,651

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 8/1/35

 530,347

 517,425

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 9/1/33

 564,675

 84,130

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/33

 92,811

 130,058

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/34

 141,806

 59,688

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/34

 65,975

 35,933

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 11/1/33

 39,700

 128,007

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 139,685

 165,589

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 180,630

 39,001

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 42,548

 115,878

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/36

 126,900

 12,992

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 2/1/33

 14,151

 124,341

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 2/1/33

 137,300

 338,119

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 373,460

 78,543

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 85,599

 21,224

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/33

 23,133

 80,591

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/35

 87,770

 754,271

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/36

 820,880

 114,190

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/17

 120,478

 308,487

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/34

 336,238

 910,156

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/34

 1,004,001

 178,684

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/35

 194,463

 164,794

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/35

 179,652

 232,796

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/34

 253,612

 259,346

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 9/1/33

 286,360

 343

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/31

 379

 185

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/31

 205

 768

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/33

 860

 54,078

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 10/1/33

 59,835

 82,884

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 10/1/33

 91,689

 455

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 11/1/30

 509

 208,367

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 11/1/33

 234,635

 3,828

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 2/1/33

 4,235

 871

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 3/1/31

 973

 14,094

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 3/1/31

 15,680

 4,231

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 4/1/34

 4,680

 169

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 5/1/31

 187

 11,274

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 5/1/31

 12,616

 305

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 6/1/32

 337

 13,951

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 7/1/31

 15,434

 23,791

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 7/1/32

 26,580

 1,637

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 8/1/31

 1,817

 4,577

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 8/1/31

 5,063

 5,521

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 11/1/30

 6,261

 114,634

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 8/1/22

 128,066

 364,295

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 9/1/22

 409,306

 396,699

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 10/15/33

 429,914

 500,308

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 10/15/33

 536,744

 303,094

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 10/15/35

 325,971

 59,127

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 2/15/34

 63,828

 241,303

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 3/15/35

 259,466

 102,501

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 3/15/35

 110,852

 432,553

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 4/15/35

 465,116

 37,200

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 4/15/35

 40,002

 290,288

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 4/15/38

 312,069

 128,035

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 7/15/33

 138,401

 3,685,616

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 8/15/41

 3,986,403

 359,732

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 9/15/33

 388,856

 67,239

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 9/15/35

 72,582

 236,462

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 10/15/18

 252,039

 193,515

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 4/15/34

 212,280

 622,699

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 4/15/35

 693,230

 2,922

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 7/15/19

 3,105

 232,459

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 7/15/19

 247,947

 196,964

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 7/15/33

 214,213

 191,626

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 9/15/33

 211,054

 306,503

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 1/15/35

 339,383

 76,513

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/17

 81,307

 317,230

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/17

 337,270

 142,613

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/33

 157,933

 216,425

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/35

 238,777

 357,842

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/35

 394,668

 93,178

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 11/15/18

 99,044

 466,458

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 11/15/19

 498,622

 971,109

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 11/15/34

 1,074,674

 49,872

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 12/15/18

 53,012

 238,435

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 2/15/18

 253,400

 241,180

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 2/15/18

 256,324

 73,500

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 2/15/35

 81,386

 107,618

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 2/15/35

 117,972

 99,780

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 2/15/37

 109,856

 2,788

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 4/15/19

 2,994

 27,372

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 6/15/33

 30,312

 210,144

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 6/15/35

 231,789

 140,997

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 7/15/33

 155,625

 149,792

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 7/15/33

 165,332

 780,578

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 7/15/34

 864,292

 893,309

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 7/15/35

 1,012,862

 317,587

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/19

 337,682

 390,750

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/19

 417,670

 29,987

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/33

 33,209

 36,590

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/33

 40,385

 68,128

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/33

 75,196

 251,264

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 9/15/19

 268,851

 236,708

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 9/15/33

 265,770

 16,002

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/17

 16,741

 41,912

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/19

 44,630

 86,544

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/33

 95,583

 213,256

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/33

 238,816

 56,557

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/32

 63,286

 83,064

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/33

 94,932

 447,320

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/34

 498,882

 287,770

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/36

 318,186

 69,008

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/31

 76,808

 215,519

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/34

 240,885

 251,986

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 282,580

 167,825

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/29

 186,031

 65,400

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/33

 73,171

 66,099

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/17

 69,136

 67,301

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/17

 70,528

 3,067

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/32

 3,397

 581,570

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 652,026

 206,159

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 227,689

 189,638

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 212,174

 328,364

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 367,388

 481,411

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 539,209

 233,744

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 261,784

 65

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/14

 66

 77,104

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/18

 81,840

 72,097

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/33

 79,626

 192,628

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/33

 215,288

 30,146

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/33

 33,709

 67,531

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 5/15/17

 71,114

 75,989

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 5/15/17

 79,887

 269,753

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 5/15/33

 301,813

 11,587

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 6/15/17

 12,131

 18,187

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 6/15/33

 20,779

 13,900

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/32

 15,451

 616,942

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/36

 683,986

 138,238

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/19

 148,499

 429,612

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/28

 476,114

 103,912

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/32

 114,745

 95,292

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/33

 106,501

 24,924

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/33

 27,527

 154,594

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/34

 171,125

 299,165

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/34

 333,646

 978,897

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/35

 1,091,723

 27,789

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/29

 31,150

 174,629

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/32

 202,275

 676,157

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/33

 788,295

 7,014

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/33

 7,908

 69,380

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/34

 78,480

 5,806

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/35

 6,514

 70,548

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/31

 82,399

 165,216

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/31

 185,593

 12,366

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/31

 13,907

 162,446

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/32

 183,138

 3,682

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/33

 4,150

 8,073

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 11/15/31

 9,058

 103,021

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 11/15/32

 118,089

 638,863

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 12/15/32

 731,252

 13,116

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/29

 14,711

 2,979

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/29

 3,343

 50,706

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/32

 56,854

 96,707

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/34

 108,511

 101,813

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/29

 114,228

 23,746

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/29

 26,641

 12,490

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/29

 14,001

 13,234

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/31

 14,834

 24,328

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/32

 27,288

 117,212

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/31

 136,632

 15,891

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/32

 17,841

 76,564

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/35

 86,164

 5,576

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/29

 6,256

 122,392

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/29

 140,861

 34,609

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/31

 39,179

 31,208

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/31

 36,391

 14,084

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/32

 15,854

 79,277

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/33

 89,145

 26,496

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/32

 30,705

 184,981

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/34

 207,576

 14,370

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/35

 16,108

 262,182

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/32

 298,145

 49,214

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/32

 55,224

 89,168

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/35

 100,177

 95,440

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/35

 107,265

 94,526

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/31

 106,077

 39,777

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/32

 44,828

 14,600

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/32

 16,381

 16,822

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 9/15/34

 18,887

 13,449

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 10/15/31

 14,662

 29,956

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 11/15/28

 35,341

 80,023

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 11/15/28

 93,826

 70

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 12/15/13

 70

 17,277

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 12/15/30

 19,540

 7,915

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 12/15/30

 8,871

 25,655

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 3/15/31

 29,136

 3,609

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/28

 4,080

 26,522

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/29

 27,867

 112,887

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 5/15/32

 134,831

 7,174

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 6/15/31

 7,449

 53,172

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 6/15/31

 61,065

 6,280

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 7/15/31

 7,681

 2,273

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 8/15/28

 2,681

 257,421

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 8/15/31

 292,728

 24,677

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 9/15/31

 27,863

 6,889

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 10/15/29

 7,395

 62,472

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 12/15/31

 71,735

 3,891

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 2/15/26

 4,423

 16,187

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 2/15/31

 16,618

 19,881

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 8/15/29

 21,584

 5,143

 AAA/Aaa

 Government National Mortgage Association I, 7.75%, 2/15/30

 5,639

 565,483

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 1/20/35

 615,066

 202,367

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 12/20/34

 220,111

 113,498

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 3/20/35

 123,450

 3,400,887

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 9/20/41

 3,670,717

 788,110

 AAA/Aaa

 Government National Mortgage Association II, 5.5%, 10/20/19

 837,362

 413,002

 AAA/Aaa

 Government National Mortgage Association II, 5.5%, 3/20/34

 457,911

 369,479

 AAA/Aaa

 Government National Mortgage Association II, 5.5%, 4/20/34

 409,655

 3,578

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 2/20/29

 4,125

 1,547

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 3/20/29

 1,779

 48,822

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 4/20/29

 56,338

 122,023

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 1/20/29

 137,917

 119,223

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 11/20/28

 142,121

 3,478

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 12/20/30

 3,950

 10,000,000

 AA+/Aaa

 U.S. Treasury Bonds, 2.875%, 5/15/43

 8,487,500

 1,200,000

 AA+/Aaa

 U.S. Treasury Bonds, 3.125%, 2/15/43

 1,075,126

 7,620,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.25%, 5/15/39

 8,462,962

 1,365,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.375%, 11/15/39

 1,545,437

 4,650,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.375%, 2/15/38

 5,265,400

 2,000,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.375%, 5/15/40

 2,263,124

 8,435,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.5%, 5/15/38

 9,731,881

 9,068,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.5%, 8/15/39

 10,469,287

 4,000,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.625%, 2/15/40

 4,704,376

 4,000,000

 AA+/Aaa

 U.S. Treasury Bonds, 5.375%, 2/15/31

 5,101,248

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $214,835,147)

 $

 222,321,548

 MUNICIPAL BONDS - 7.6%

 Municipal Airport - 0.1%

 1,000,000

 BBB/Baa1

 Indianapolis Airport Authority, 5.1%, 1/15/17

 $

 1,104,590

 Municipal Development - 0.7%

 2,925,000

 AA-/Aa3

 California Statewide Communities Development Authority, 6.0%, 8/15/42

 $

 3,212,294

 2,350,000

 BBB/Baa3

 Louisiana Local Government Environmental Facilities & Community Development Authority, 6.5%, 11/1/35

 2,494,713

 2,560,000

 BBB/Baa1

 Parish of St. John the Baptist Louisiana, 5.125%, 6/1/37

 2,523,546

 2,310,000

 BBB/Baa3

 Selma Industrial Development Board, 5.8%, 5/1/34

 2,360,520

 $

 10,591,073

 Municipal General - 1.2%

 4,075,000

 AA/A2

 JobsOhio Beverage System, 3.985%, 1/1/29

 $

 3,795,903

 1,035,000

 AA/A2

 JobsOhio Beverage System, 4.532%, 1/1/35

 973,293

 4,500,000

 AA-/A1

 New Jersey Economic Development Authority, 2/15/18

 3,919,005

 2,750,000

 A+/A1

 New Jersey Transportation Trust Fund Authority, 5.5%, 6/15/41

 2,883,430

 2,400,000

 AAA/Aa1

 New York City Transitional Finance Authority Future Tax Secured Revenue, 5.0%, 11/1/33

 2,539,152

 1,050,000

 BBB/A3

 Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/30

 1,014,626

 2,100,000

 BBB/A3

 Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31

 2,003,190

 $

 17,128,599

 Higher Municipal Education - 3.2%

 1,025,000

 A+/NR

 Baylor University, 4.313%, 3/1/42

 $

 916,596

 1,980,000

 AAA/Aaa

 California Educational Facilities Authority, 5.0%, 6/1/43

 2,276,683

 3,000,000

 AAA/Aaa

 Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40

 3,188,190

 4,600,000

 AAA/Aaa

 Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/42

 4,801,204

 2,300,000

 AAA/Aaa

 Houston Higher Education Finance Corp., 4.5%, 11/15/37

 2,299,885

 1,500,000

 AAA/Aaa

 Houston Higher Education Finance Corp., 5.0%, 5/15/40

 1,618,065

 1,100,000

 AA/Aa1

 Illinois Finance Authority, 5.0%, 10/1/51

 1,102,695

 1,200,000

 AAA/Aaa

 Massachusetts Development Finance Agency, 5.0%, 10/15/40

 1,285,452

 6,500,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36

 7,222,800

 1,425,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32

 1,745,540

 1,000,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 6.0%, 7/1/36

 1,126,490

 2,850,000

 AAA/Aaa

 Missouri State Health & Educational Facilities Authority, 5.0%, 11/15/39

 2,986,515

 1,600,000

 AA/Aa1

 New York State Dormitory Authority Series A, 5.0%, 7/1/40

 1,697,808

 2,590,000

 AAA/Aaa

 New York State Dormitory Authority, 5.0%, 10/1/41

 2,746,099

 2,150,000

 AA/Aa1

 New York State Dormitory Authority, 5.0%, 7/1/35

 2,307,316

 875,000

 AA-/Aa3

 New York State Dormitory Authority, 5.0%, 7/1/37

 897,382

 3,700,000

 AAA/Aaa

 New York State Dormitory Authority, 5.0%, 7/1/38

 3,883,372

 800,000

 AAA/Aaa

 Permanent University Fund, 5.0%, 7/1/30

 895,112

 2,600,000

 AA/Aa1

 University of California, 3.38%, 5/15/28

 2,390,128

 525,000

 AAA/Aaa

 University of Texas System, 5.0%, 8/15/43

 554,232

 $

 45,941,564

 Municipal Medical - 0.2%

 325,000

 AA-/A1

 Massachusetts Development Finance Agency, 5.25%, 4/1/37

 $

 337,649

 550,000

 AA-/A1

 Massachusetts Development Finance Agency, 5.375%, 4/1/41

 570,080

 1,765,000

 AA-/Aa2

 Ohio Higher Educational Facility Commission, 5.0%, 1/1/42

 1,781,803

 $

 2,689,532

 Municipal Pollution - 0.4%

 995,000

 A-/Baa1

 County of Sweetwater Wyoming, 5.6%, 12/1/35

 $

 1,010,731

 980,000

 BBB/Baa3

 Courtland Industrial Development Board, 5.0%, 8/1/27

 973,169

 3,965,000

 5.95

 BBB/NR

 Port Freeport Texas, Floating Rate Note, 5/15/33

 4,147,668

 $

 6,131,568

 Municipal Power - 0.3%

 4,060,000

 AA-/A1

 South Carolina State Public Service Authority, 5.0%, 12/1/43

 $

 4,076,727

 Municipal Transportation - 0.1%

 1,600,000

 AA+/Aa2

 Metropolitan Transit Authority of Harris County, 5.0%, 11/1/41

 $

 1,649,280

 600,000

 AA-/Aa3

 Port Authority of New York & New Jersey, 4.458%, 10/1/62

 505,638

 $

 2,154,918

 Municipal Water - 1.0%

 2,400,000

 AAA/Aa1

 City of Charleston South Carolina Waterworks & Sewer System Revenue, 5.0%, 1/1/35

 $

 2,538,816

 2,800,000

 AAA/Aa1

 City of Charleston South Carolina Waterworks & Sewer System Revenue, 5.0%, 1/1/41

 2,942,212

 3,275,000

 AA-/Aa3

 City of San Francisco California Public Utilities Commission Water Revenue, 5.0%, 11/1/37

 3,433,215

 800,000

 AAA/Aa2

 Hampton Roads Sanitation District, 5.0%, 4/1/38

 822,904

 1,415,000

 AAA/Aa1

 Metropolitan Water Reclamation District of Greater Chicago, 5.0%, 12/1/30

 1,506,621

 1,200,000

 AAA/Aa1

 Metropolitan Water Reclamation District of Greater Chicago, 5.0%, 12/1/32

 1,268,292

 1,750,000

 AAA/NR

 Tarrant Regional Water District, 5.0%, 3/1/52

 1,792,805

 $

 14,304,865

 Municipal Obligation - 0.4%

 1,800,000

 AAA/Aa1

 State of Florida, 4.0%, 6/1/27

 $

 1,854,720

 560,000

 AA+/Aa1

 State of Washington, 3.0%, 7/1/28

 498,355

 1,660,000

 AA+/Aa1

 State of Washington, 5.0%, 7/1/18

 1,932,223

 1,400,000

 AA+/Aa1

 State of Washington, 5.0%, 8/1/39

 1,462,636

 $

 5,747,934

 TOTAL MUNICIPAL BONDS

 (Cost $108,816,762)

 $

 109,871,370

 SENIOR FLOATING RATE LOAN INTERESTS - 5.8% **

 Energy - 0.2%

 Integrated Oil & Gas - 0.1%

 1,819,751

 4.50

 BBB/Baa2

 Glenn Pool Oil & Gas Trust, Term Loan, 6/1/16

 $

 1,828,849

 Oil & Gas Refining & Marketing - 0.1%

 1,442,482

 3.75

 BB/Ba2

 Pilot Travel Centers LLC, Refinancing Tranche B Term Loan, 3/30/18

 $

 1,441,881

 Total Energy

 $

 3,270,730

 Materials - 0.2%

 Commodity Chemicals - 0.1%

 779,831

 4.50

 NR/Ba2

 Tronox, Inc., New Term Loan, 1/24/17

 $

 785,680

 Specialty Chemicals - 0.1%

 1,225,823

 5.50

 BB+/Ba1

 Chemtura Corp., Term Facility, 8/11/16

 $

 1,236,549

 257,302

 2.71

 BB+/Ba1

 Huntsman International LLC, Extended Term B Loan, 4/19/17

 257,807

 $

 1,494,356

 Metal & Glass Containers - 0.0% †

 421,813

 4.50

 B/B1

 BWAY Holding Co., Initial Term Loan, 8/31/17

 $

 424,449

 Total Materials

 $

 2,704,485

 Capital Goods - 0.6%

 Aerospace & Defense - 0.4%

 1,358,813

 6.25

 B-/B2

 DAE Aviation Holdings, Inc., Tranche B-1 Loan, 10/18/18

 $

 1,365,608

 615,997

 6.25

 B/B2

 DAE Aviation Holdings, Inc., Tranche B-2 Loan, 10/18/18

 619,077

 1,313,400

 3.75

 BBB-/Ba2

 DigitalGlobe, Inc., Term Loan, 1/25/20

 1,315,863

 709,376

 6.25

 BB-/WR

 DynCorp International, Inc., Term Loan, 7/7/16

 714,697

 640,250

 3.75

 BBB-/Ba1

 Spirit Aerosystems, Inc., Term B Loan, 3/27/19

 643,851

 1,561,230

 4.50

 BB-/B1

 Tasc, Inc., New Tranche B Term Loan, 4/25/15

 1,533,908

 $

 6,193,004

 Trading Companies & Distributors - 0.2%

 2,313,477

 4.50

 BB-/Ba3

 WESCO International, Inc., Tranche B-1 Loan, 12/4/19

 $

 2,328,225

 Total Capital Goods

 $

 8,521,229

 Transportation - 0.1%

 Air Freight & Logistics - 0.1%

 462,700

 0.15

 CCC+/B2

 CEVA Group Plc, Dollar Tranche B Pre-Funded Term Loan, 8/31/16

 $

 440,721

 351,403

 5.27

 NR/NR

 CEVA Group Plc, EGL Tranche B Term Loan, 8/31/16

 334,931

 843,532

 5.27

 CCC+/B2

 CEVA Group Plc, US Tranche B Term Loan, 8/31/16

 803,464

 $

 1,579,116

 Total Transportation

 $

 1,579,116

 Automobiles & Components - 0.6%

 Auto Parts & Equipment - 0.3%

 221,974

 3.19

 BB-/Ba3

 Allison Transmission, Inc., New Term B-2 Loan, 8/7/17

 $

 223,015

 1,002,765

 3.75

 B+/NR

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 1,004,854

 1,044,392

 2.12

 B/B1

 Federal-Mogul Corp., Tranche B Term Loan, 12/29/14

 1,028,353

 532,853

 2.12

 B/B1

 Federal-Mogul Corp., Tranche C Term Loan, 12/28/15

 524,670

 834,469

 5.50

 NR/NR

 TI Group Automotive Systems LLC, Additional Term Loan, 3/27/19

 839,685

 686,331

 3.75

 BB/Ba2

 Tomkins LLC, Term B-2 Loan, 9/29/16

 688,262

 $

 4,308,839

 Tires & Rubber - 0.3%

 4,190,000

 4.75

 BB/Ba1

 The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19

 $

 4,224,044

 Total Automobiles & Components

 $

 8,532,883

 Consumer Durables & Apparel - 0.0% †

 Apparel, Accessories & Luxury Goods - 0.0% †

 802,053

 3.25

 BBB-/Ba1

 PVH Corp., Tranche B Term Loan, 12/19/19

 $

 803,139

 Total Consumer Durables & Apparel

 $

 803,139

 Consumer Services - 0.1%

 Casinos & Gaming - 0.1%

 1,047,375

 3.75

 BB+/Ba2

 Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 8/5/20

 $

 1,049,993

 Restaurants - 0.0% †

 485,100

 3.75

 BB/Ba3

 Burger King Corp., Tranche B Term Loan (2012), 9/28/19

 $

 487,092

 Total Consumer Services

 $

 1,537,085

 Media - 0.7%

 Advertising - 0.1%

 1,078,557

 6.50

 B-/B2

 Affinion Group, Inc., Tranche B Term Loan, 10/9/16

 $

 1,048,560

 Broadcasting - 0.2%

 2,294,643

 4.50

 B+/B2

 Univision Communications, Inc., 2013 Converted Extended First-Lien Term Loan, 2/22/20

 $

 2,288,620

 Cable & Satellite - 0.1%

 1,720,688

 3.00

 BB+/Baa3

 Charter Communications Operating LLC, Term F Loan, 1/1/21

 $

 1,706,246

 197,508

 4.75

 B/B1

 WideOpenWest Finance LLC, Term B Loan, 3/27/19

 199,071

 $

 1,905,317

 Movies & Entertainment - 0.1%

 638,110

 3.75

 NR/Baa3

 Cinedigm Digital Funding I LLC, Term Loan, 3/31/16

 $

 640,503

 1,425,000

 3.50

 BB/Ba3

 Live Nation Entertainment, Inc., Term B-1 Loan, 8/16/20

 1,423,219

 $

 2,063,722

 Publishing - 0.2%

 2,247,341

 3.75

 B+/Ba3

 Interactive Data Corp., Refinanced Term Loan, 2/11/18

 $

 2,243,128

 Total Media

 $

 9,549,347

 Retailing - 0.3%

 Automotive Retail - 0.3%

 3,826,913

 4.25

 BB/Ba1

 Chrysler Group LLC, Term Loan B, 5/24/17

 $

 3,860,000

 Total Retailing

 $

 3,860,000

 Food, Beverage & Tobacco - 0.0% †

 Packaged Foods & Meats - 0.0% †

 23,880

 3.25

 BB-/Ba3

 Pinnacle Foods Finance LLC, New Term Loan G, 4/16/20

 $

 23,719

 Total Food, Beverage & Tobacco

 $

 23,719

 Household & Personal Products - 0.1%

 Household Products - 0.0% †

 324,024

 5.25

 B-/B2

 Wash Multifamily Laundry Systems, U.S. Term Loan, 1/22/19

 $

 324,834

 Personal Products - 0.1%

 861,429

 3.50

 BB-/Ba3

 NBTY, Inc., Term B-2 Loan, 10/1/17

 $

 864,929

 Total Household & Personal Products

 $

 1,189,763

 Health Care Equipment & Services - 0.8%

 Health Care Equipment - 0.0% †

 611,012

 3.75

 BBB-/Ba2

 Hologic, Inc., Refinancing Tranche B Term Loan, 8/1/19

 $

 614,067

 Health Care Supplies - 0.2%

 2,160,103

 5.00

 BB-/B1

 Immucor, Inc., Term B-2 Loan, 8/19/18

 $

 2,174,954

 Health Care Services - 0.1%

 545,875

 6.75

 B+/B1

 Ardent Medical Services, Inc., 1st Lien Term Loan, 5/2/18

 $

 549,628

 389,000

 4.50

 BB-/Ba2

 DaVita HealthCare Partners, Inc., Tranche B Term Loan, 10/20/16

 391,425

 $

 941,053

 Health Care Facilities - 0.5%

 2,199,732

 3.76

 BB/Ba2

 Community Health Systems, Inc., Extended Term Loan, 7/25/14

 $

 2,203,399

 747,900

 2.93

 BB/Ba3

 HCA, Inc., Tranche B-4 Term Loan, 5/1/18

 747,588

 1,793,613

 3.00

 BB/Ba3

 HCA, Inc., Tranche B-5 Term Loan, 3/31/17

 1,793,132

 1,625,231

 3.50

 BB-/Ba3

 Health Management Associates, Inc., Replacement Term B Loan, 11/1/18

 1,627,118

 955,684

 2.43

 BB+/Ba2

 Universal Health Services, Inc., Tranche B-1 Term Loan, 11/30/16

 961,353

 $

 7,332,590

 Health Care Technology - 0.0% †

 457,795

 3.75

 BB-/Ba3

 IMS Health, Inc., Tranche B-1 Dollar Term Loan, 8/26/17

 $

 459,083

 Total Health Care Equipment & Services

 $

 11,521,747

 Pharmaceuticals, Biotechnology & Life Sciences - 0.4%

 Biotechnology - 0.0% †

 1,001,640

 4.25

 BB+/Ba1

 Grifols, Inc., New U.S. Tranche B Term Loan, 6/4/17

 $

 1,010,057

 Pharmaceuticals - 0.2%

 152,673

 4.00

 BB+/Ba1

 Endo Health Solutions, Inc., Term Loan B 2011, 4/14/18

 $

 153,054

 1,693,211

 3.50

 BBB-/Baa2

 RPI Finance Trust, 6.75 Year Term Loan (2012), 5/10/18

 1,703,088

 617,188

 3.75

 BB/NR

 Valeant Pharmaceuticals International, Inc., Series C2 Term Loan B, 12/11/19

 619,502

 $

 2,475,644

 Life Sciences Tools & Services - 0.2%

 2,693,653

 3.68

 BB-/Ba3

 Catalent Pharma Solutions, Inc., Refinancing Dollar Term-1 (2016), 9/15/16

 $

 2,704,428

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 6,190,129

 Diversified Financials - 0.1%

 Other Diversified Financial Services - 0.1%

 999,288

 5.25

 BB/Ba3

 WorldPay, Facility B2A Term Loan, 8/6/17

 $

 1,007,532

 Total Diversified Financials

 $

 1,007,532

 Insurance - 0.6%

 Insurance Brokers - 0.1%

 1,741,825

 3.62

 B+/B1

 HUB International Holdings, Inc., Term Loan, 6/13/17

 $

 1,745,453

 Property & Casualty Insurance - 0.5%

 6,287,488

 5.00

 B-/B1

 USI Insurance Services LLC, Initial Term Loan, 11/29/19

 $

 6,326,784

 Total Insurance

 $

 8,072,237

 Software & Services - 0.2%

 Internet Software & Services - 0.1%

 1,384,500

 4.00

 BB+/Ba3

 Autotrader.com, Inc., Tranche B-1 Term Loan, 12/15/16

 $

 1,396,037

 IT Consulting & Other Services - 0.1%

 1,017,010

 3.93

 BB/Ba3

 SunGard Data Systems, Inc., Tranche C Term Loan, 2/28/17

 $

 1,021,451

 Application Software - 0.0% †

 375,446

 2.93

 BB+/Baa3

 Nuance Communications, Inc., Term C Loan, 3/31/16

 $

 372,709

 Systems Software - 0.0% †

 125,422

 2.18

 BB/Ba2

 The Reynolds & Reynolds Co., Tranche B Term Loan, 3/9/18

 $

 125,839

 Total Software & Services

 $

 2,916,036

 Technology Hardware & Equipment - 0.3%

 Communications Equipment - 0.3%

 923,426

 3.75

 BB/Ba2

 CommScope, Inc., Tranche 2 Term Loan, 1/14/18

 $

 925,585

 2,958,172

 4.00

 BBB-/Ba3

 Riverbed Technology, Inc., Term Loan, 10/29/19

 2,982,947

 $

 3,908,532

 Total Technology Hardware & Equipment

 $

 3,908,532

 Semiconductors & Semiconductor Equipment - 0.3%

 Semiconductor Equipment - 0.2%

 3,048,411

 4.50

 BB-/B1

 Aeroflex, Inc., Tranche B-1 Term Loan, 11/24/19

 $

 3,075,542

 Semiconductors - 0.1%

 826,238

 3.75

 BB+/Ba2

 Microsemi Corp., Term Loan, 2/19/20

 $

 828,303

 Total Semiconductors & Semiconductor Equipment

 $

 3,903,845

 Telecommunication Services - 0.1%

 Integrated Telecommunication Services - 0.1%

 1,955,000

 4.00

 BB-/Ba3

 Cincinnati Bell, Inc., Tranche B Term Loan, 8/20/20

 $

 1,937,079

 Total Telecommunication Services

 $

 1,937,079

 Utilities - 0.1%

 Independent Power Producers & Energy Traders - 0.1%

 1,339,295

 2.75

 BB+/Baa3

 NRG Energy, Inc., Term Loan (2013), 7/1/18

 $

 1,332,912

 800,758

 4.75

 BB+/Ba1

 NSG Holdings LLC, New Term Loan, 11/15/19

 814,771

 $

 2,147,683

 Total Utilities

 $

 2,147,683

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $81,586,878)

 $

 83,176,316

 Shares

 RIGHTS / WARRANTS - 0.0% †

 Automobiles & Components - 0.0% †

 Auto Parts & Equipment - 0.0% †

 247

 Lear Corp., 11/9/14

 $

 35,563

 Total Automobiles & Components

 $

 35,563

 TOTAL RIGHTS / WARRANTS

 (Cost $13,341)

 $

 35,563

 TEMPORARY CASH INVESTMENTS - 0.7%

 Repurchase Agreements - 0.7%

 10,050,000

 NR/Aaa

 Bank of Nova Scotia, 0.12%, dated 9/30/13, repurchase price of

 $10,050,000 plus accrued interest on 10/1/13 collateralized by the following:

 $10,147,149 U.S. Treasury Notes, 0.50%, 7/31/17

 $103,885 Federal National Mortgage Association, 4.00%, 10/1/43

 $

 10,050,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $10,050,000)

 $

 10,050,000

 TOTAL INVESTMENT IN SECURITIES - 99.1%

 (Cost $1,393,960,788) (a)

 $

 1,437,024,181

 OTHER ASSETS & LIABILITIES - 0.9%

 $

 13,241,944

 TOTAL NET ASSETS - 100.0%

 $

 1,450,266,125

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 30, 2013, the value of these securities amounted to $384,877,501 or 26.5% of total net assets.

 REIT

 Real Estate Investment Trust.

 †

 Rounds to less than 0.00%.

 (Perpetual)

 Security with no stated maturity date.

 (Cat Bond)

 Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At September 30, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $1,396,578,335 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 66,562,540

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (26,116,694)

 Net unrealized appreciation

 $

 40,445,846

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security represents the interest only portion of payments on a pool of underlying mortgages or mortgage-backed securities.

 (d)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (e)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of September 30, 2013, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
13,217,328

$
-

$
13,217,328

 Preferred Stocks

26,007,880

6,519,876

1,298,625

33,826,381

 Convertible Preferred Stocks

6,381,431

-

-

6,381,431

 Asset Backed Securities

-

124,932,530

-

124,932,530

 Collateralized Mortgage Obligations

-

287,453,497

-

287,453,497

 Corporate Bonds

-

543,957,384

1,800,833

545,758,217

 U.S. Government Agency Obligations

-

222,321,548

-

222,321,548

 Municipal Bonds

-

109,871,370

-

109,871,370

 Senior Floating Rate Loan Interests

-

83,176,316

-

83,176,316

 Rights/Warrants

35,563

-

-

35,563

 Repurchase Agreement

-

10,050,000

-

10,050,000

 Total

$
32,424,874

$
1,401,499,849

$
3,099,458

$
1,437,024,181

 Other Financial Instruments:

 Net unrealized depreciation on futures contracts

$
(6,255
)

$
-

$
-

$
(6,255
)

 Total

$
(6,255
)

$
-

$
-

$
(6,255
)

 During the period ended September 30, 2013, there were no transfers between Levels 1, 2 and 3.

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Preferred

 Corporate

 Stocks

 Bonds

 Total

 Balance as of 6/30/13

$
1,279,375

$
787,549

$
2,066,924

 Realized gain (loss)1

-

-

-

 Change in unrealized appreciation

-

-

-

 (depreciation)2

19,250

63,284

82,534

 Purchases

-

950,000

950,000

 Sales

-

-

-

 Transfers in and out of Level 3**

-

-

 Balance as of 9/30/13

$
1,298,625

$
1,800,833

$
3,099,458

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust II By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date November 29, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date November 29, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date November 29, 2013 * Print the name and title of each signing officer under his or her signature.